UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Pre-Effective Amendment No.  ______

     Post-Effective Amendment No.     15

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

     Amendment No.    17

                        (Check appropriate box or boxes.)

                                THE BERWYN FUNDS
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                (Exact Name of Registrant as Specified in Charter)

               1189 LANCASTER AVENUE, BERWYN, PENNSYLVANIA, 19312
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               (Address of  Principal Executive Offices)  (Zip Code)

                             (610) 296-7222 Ext. 30
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             (Registrant's Telephone Number, including Area Code)

                     KEVIN M. RYAN, 1189 LANCASTER AVENUE, BERWYN, PA  19312
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                     (Name and Address of Agent for Service)

Approximate date of PROPOSED Public Offering  April 30, 1999

It is proposed that this filing will become effective (check  appropriate  box):

/_/ immediately  upon  filing  pursuant  to  paragraph  (b)
/X/ on  April 30, 1999 pursuant  to paragraph  (b)
/_/ 60 days  after  filing  pursuant  to  paragraph  (a)(1)
/_/ on (date) pursuant to paragraph  (a)(1)
/_/ 75 days after filing pursuant to paragraph  (a)(2)
/_/ on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

   this post effective amendment designates a new effective date for a previously filed post-effective amendment.

                               THE BERWYN FUNDS

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                               BERWYN INCOME FUND
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                               PROSPECTUS
                              April 30, 1999

This Prospectus describes shares of Berwyn Income Fund, one of the series of The Berwyn Funds (the "Trust"). Shares of Berwyn Income
Fund are sold on a no-load basis.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS                                                                 Page
Risk/Return Summary                                                                3

Carefully review these sections which
summarize the Fund's investments, risks,
performance and fees                        Performance                            4
                                            Fees and Expenses of the Fund          5

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This section contains important additional  Investment Objective, information, including the Fund's principal Principal Investment
investment strategies and risks             Strategies and
                                            Related Risks                          6


This sections contains details on the       Management and Organization            9
management of the Fund

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                                                   Shareholder Information          10
Turn to this section for information on how
to open and maintain your account, including       Distribution and Taxes           12
how to purchase, sell and exchange Fund shares     Distributor                      13

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This sections contains important financial         Financial Highlights             14
information on the Fund

RISK/RETURN SUMMARY

Investment Objective of the Fund

Berwyn Income Fund's investment objective is to provide investors with current income while seeking to preserve capital by taking what the Fund considers reasonable risks.

Principal Investment Strategies of the Fund

The Fund intends to achieve its objective through investment in corporate bonds, preferred stocks, U.S. Treasury bonds and notes, debt securities issued by U.S. Government agencies and dividend paying common stocks. The Fund's investment adviser (the "Adviser") determines the percentage of each category of security to hold based upon the prevailing economic and market conditions. The Fund, however, does allow investment in common stocks when the value of the common stocks in the Fund's portfolio is equal to or less than 30% of the value of the Fund's net assets. The Fund uses value criteria in selecting the Fund's investments.

Normally, the Fund will invest in a diversified portfolio consisting of a mix of securities, such as corporate bonds, preferred stocks and common stocks. The Adviser may invest 100% of the Fund's net assets in corporate bonds or preferred stocks. If the Adviser decides it is appropriate, the Adviser may invest all of the Fund's net assets in lower rated, high yield, high risk bonds or "junk bonds." The average maturities of bonds purchased for the Fund are typically five to ten years. The duration of bonds purchased for the Fund will typically vary from three to seven years. The Adviser has the discretion to vary the average duration of the bond portfolio in order to take advantage of prevailing trends in interest rates.

Principal Risks of Investing in the Fund

|_| Although the Fund will strive to achieve its goal, there is no assurance that it will. The value of the Fund's investments will fluctuate with market conditions and as a result the value of your investment in the Fund will fluctuate. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

|_| High yield bonds entail greater risks than those found in higher rated bonds. High yield bonds are below investment grade instruments based on the significant risk of issuer default. High yield bonds and other fixed income securities are sensitive to interest rate changes. Generally, when interest rates rise, the prices of fixed income securities fall. The longer the maturity of fixed income securities, the greater is the impact from interest rate changes. The value of the Fund's investment will also vary with bond market conditions.

|_| Other risks of high yield bonds include the market's relative youth, price volatility, sensitivity to economic changes, limited liquidity, valuation difficulties and special tax considerations.

|_| The prices of common stocks and preferred stocks are subject to market, economic and business risks that will cause their prices to fluctuate over time. The Fund may invest in preferred and common stocks with limited liquidity. The Fund can invest in the preferred or common stock of companies with small market capitalizations. Such preferred or common stock tend to have less liquidty than the stock of companies with large market capitalizations. The preferred stock of large companies may also have limited liquidity, particularly if the size of the issue of such stock is small.

     An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

PERFORMANCE

The bar chart and table can help you evaluate the potential risks of investing in Berwyn Income Fund. They show changes in the Fund's yearly performance over the life of the Fund and compare the Fund's average annual returns for the past one-year, five-year, and ten-year periods. Investment performance also often reflects the risks associated with the Fund's investment objective and policies. You should keep in mind that the Fund's past performance is not necessarily an indication of the Fund's future performance.


  30.00%|
        |
        |
        |
        |                23.00%
        |                       21.70%                21.00%
  20.00%|
        |                                16.90%
        |
        |
        | 11.90%                                              13.99% 13.36%
  10.00%|
        |
        |
        |
     0% |        -0.13%                         -1.10%
        |                                                                 -4.57%
        |
 -10.00%|-----------------------------------------------------------------------
          1989   1990    1991    1992    1993   1994    1995   1996   1997 1998





 -----------------------------------------------------------------------------

          Best Quarter:  1Q '92    +10.58%
          Worst Quarter: 3Q '98    -6.04%

                   Average Annual Total Return as of 12/31/98

                         1 Year              5 Years              10 Years
   Fund                  -4.57%               8.13%               11.20%
   BIG*                   8.71%               7.30%                9.31%
   HYC**                  3.98%               9.53%               11.42%
   LII+                   8.12%              11.37%               11.98%

     * Salomon Smith Barney Broad Investment Grade Bond Index ("BIG") is an unmanaged index of investment grade bonds and does not include the costs of fund operating or management expenses.

     ** Salomon Smith Barney High Yield Composite Index ("HYC") is a widely recognized unmanaged index of high yield securities, and does not include the costs of fund operating or management expenses.

     + Lipper Income Fund Index ("LII") is an unmanaged composite of the performance of income funds, funds that invest primarily in fixed income securities.

          ----------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND

As an investor, you pay certain fees and expenses in connection with the Fund, which are described in the table below.

--------------------------------------------------------------------------------
Shareholder Transaction Fees
(Fees paid directly from your investment)
--------------------------------------------------------------------------------
Maximum Sales Charge (load) on Purchases (as a                   None
percentage of offering price)
Sales Charge on Reinvested Dividends                             None
--------------------------------------------------------------------------------
Exchange Fees                                                    None
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Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)
--------------------------------------------------------------------------------
Management Fee                                         0.50%
Distribution and Service (12b-1) Fees                  0.00%
--------------------------------------------------------------------------------
Other Expenses                                         0.14%
Total Fund Operating Expenses                          0.64%
--------------------------------------------------------------------------------

[FN] Shareholder transaction fees are paid from your account. Annual fund operating expenses are paid out of Fund assets, so that their effect is included in the share price. The Fund has no sales charges (loads) or Plan 12b-1 distribution fees and minimal shareholder transaction fees.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower based on these assumptions your costs would be:


                        One Year     Three Years    Five Years      Ten Years
Berwyn Income Fund      $67          $211           $368            $822

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

The Berwyn Income Fund's investment objective is to provide investors with current income while seeking to preserve capital by taking what the Fund considers reasonable risks. The Fund invests in corporate bonds, U.S. Treasury bonds and notes, debt securities issued by U.S. Government Agencies, preferred stocks, and dividend paying common stocks. The Fund may invest any percentage of its net assets in the foregoing securities the Adviser deems appropriate, except common stocks. The Adviser may not purchase common stocks when the value of the common stocks that the Fund owns is equal to 30% or more of the Fund's net assets. The Adviser would not be required to sell any common stocks owned if the value of the common stocks exceeded 30% of net assets due to appreciation of the common stocks or depreciation in the Fund's other securities.

The Adviser uses value criteria in selecting the Fund's investments. The value criteria can lead the Adviser to invest a significant portion of the portfolio in securities of small companies.

Corporate Bonds -- The Fund seeks to achieve its objective by investing in the corporate bonds of only those issuers that, in the opinion of the Adviser, have sufficient net worth and operating cash flow to repay principal and make timely interest payments. A corporate bond is an interest-bearing debt security issued by a corporation. The issuer has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond's face value) on a specified date. An issuer may have the right to redeem ("call") a bond before maturity.

While the bond's annual interest income established by the coupon rate may be fixed for the life of the bond, its yield (income as a percent of current price) will reflect current interest rate levels. The bond's price rises and falls so that its yield remains reflective of current market conditions.

The Adviser will select corporate bonds on the basis of current yield and secondarily on the basis of anticipated long term return. The average maturities of bonds purchased for the Fund are typically five to ten years.
The duration of bonds purchased for the Fund will typically vary from three to seven years. The Adviser has the discretion to vary the average duration of the bond portfolio in order to take advantage of prevailing trends in interest rates.

When selecting corporate bonds the Adviser will take into account the rating the bond has received from S&P and Moody's.
The Adviser has the discretion
to invest in bonds with any rating as long as the issuer is not in default in the payment of interest or principal. The Adviser may also invest in unrated bonds and may purchase bonds in private transactions.

Bonds rated A or higher by S&P and Moody's are considered high grade securities and have the three highest ratings for creditworthiness. Bonds rated BBB by S&P or Baa by Moody's are defined as medium grade securities. These securities are considered creditworthy and of investment quality but there is a possibility that the ability of the issuer of the securities to pay interest or repay the principal in the future may be impaired by adverse economic conditions or changing circumstances. Bonds rated lower than BBB or Baa are less creditworthy than investment grade securities with the same maturity and, as a consequence, may pay higher income. Bond securities rated BB, B, CCC or CC by S & P or Ba, B or Caa by Moody's are regarded on balance as predominantly speculative with respect to capacity to pay interest and repay principal.

At December 31, 1998, the Fund's portfolio was invested in investment grade and high yield, high risk corporate bonds, preferred and common stocks and closed-end mutual funds. Listed below are the percentages of the portfolio invested at December 31, 1998, in securities with various bond ratings published by Moody's and S&P as well as the percentages invested in unrated bonds, preferred and common stocks and closed end mutual funds:

         Moody's Ratings:
         A:  8.8%; Baa:  14.2%; Ba:  1.7%; B:  20.4%; Caa:  0.2%; Unrated:  17%

         S&P Ratings:
         AA:  7.3%; BBB: 17.9%; BB:  3.4%; B:  16.7%; Unrated:  17%

         Preferred and Common Stocks and Closed-End Investment Companies:
         Preferred Stocks:  19.1%; Common Stocks:  18.2%;
         Closed-End Investment Companies:  0.4%


The Fund will not invest in corporate bonds issued to finance a leveraged buyout. The Fund will also diversify its portfolio and do a credit analysis of the issuers in which it invests.

Preferred and Common Stocks -- The Fund also invests in preferred stocks and may invest in common stocks, subject to the 30% limit described above, when the Adviser deems it appropriate. The Adviser uses a value criteria in selecting preferred and common stock. The portfolio allocations to preferred and common stock are determined by the Adviser based upon the market valuation of these securities relative to corporate bonds. The outlook for the economy is also a consideration. During periods of economic strength, greater emphasis is placed on preferred and common stock. Preferred stocks are selected from two categories:
(1) stocks offering an above average yield, in the opinion of the Adviser, in comparison to preferred stocks of the same quality; and (2) stocks offering a potential for capital appreciation due to the business prospects of the issuer. The Fund may also purchase preferred stocks in transactions that qualify under Rule 144A.

Common stocks are selected from three categories: (1) stocks selling substantially below their book value; (2) stocks selling at low valuations to their present earnings level; and (3) stocks judged by the Adviser to have above average growth prospects and to be selling at small premiums to their book value or at modest valuations to their present earnings level.

The Fund purchases only common stocks that have been paying cash dividends. Preferred stocks that have a cumulative feature do not have to be paying current dividends in order to be purchased. If a dividend on a stock is canceled, the Fund would not be required to sell the stock.

The method of stock selection used by the Fund may result in the Fund selecting stocks that are not being recommended by other investment advisers or brokerage firms and the Fund may invest in the securities of lesser known companies. The Adviser believes, however, that any risks involved in the stocks selected for the Fund will be minimized by diversification of the Fund's portfolio and daily monitoring of the stock selection. In addition, the Fund only invests in stocks listed on national exchanges or on the over-the-counter market and the Fund only purchases stocks in companies that have been in business at least five years and have at least $10,000,000 in assets.

Temporary Defensive Positions -- Although the Fund will normally invest according to its objective as outlined above, the Fund may at times, for temporary defensive purposes, invest all or a portion of its assets in no load money market funds, savings accounts and certificates of deposit of domestic banks with assets in excess of $1,000,000, commercial paper with the highest investment grade rating (A-1 by S & P and P-1 by Moody's Commercial Paper Ratings), repurchase agreements, U.S. treasury bills, or treasury notes and treasury bonds backed by the "full faith and credit" of the U.S. Government, or the Fund may hold cash. Investment in a no-load money market fund will result in the Fund paying a management fee on the money invested in such fund in addition to the operating expenses of the Fund. When the Fund invests for temporary defensive purposes, the Fund may not achieve its investment objective.


Risks of Investing in the Fund

Investing in any mutual fund such as the Fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Fund you should carefully evaluate the risks. Because of the nature of the Fund, you should consider an investment to be a long-term investment that typically provides the best results when held for a number of years. The following are the chief risks you assume when investing in the Fund.

Bond prices usually rise when interest rates fall and conversely, bond prices fall when interest rates rise. If a bond is subject to call and is called before maturity, the Fund may have to reinvest the proceeds at lower market rates.

Issuers of high yield, high risk bonds are generally smaller, less creditworthy companies or highly leveraged companies which are generally less able than more financially stable companies to make scheduled payments of interest and principal. The risks posed by bonds issued under such circumstances are substantial. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged companies or smaller, less creditworthy companies may experience financial stress. During these periods, such companies may not have sufficient cash flows to meet their interest payment obligations. A company's ability to service its debt obligations may also be adversely affected by specific corporate developments, the company's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer may be significantly greater for the holders of high yield, high risk bonds because such securities are unsecured and are often subordinated to other creditors of the issuer. In addition to the risk of default, holders of high yield, high risk bonds also face the risk of greater market volatility than the holders of investment grade bonds. Changes in the general level of interest rates normally affect the market value and yield of corporate bonds. As a general rule if the level of interest rates were to decline, these securities would increase in value and the yield would decline. Conversely, if the interest rate level rose, bonds would decline in value and the yield would increase. Fluctuations in the general level of interest rates would therefore affect the value of the Fund's investments and the value of an investment in the Fund. However, the market value of high yield, high risk bonds may also be affected not only by changing interest rates, but also by investors' perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, lower rated bonds may decline due to investors' heightened concern over credit quality, regardless of prevailing interest rates. Especially at such times, trading for high yield, high risk bonds may become thin and market liquidity may be significantly reduced. Even under normal conditions, the market for high yield, high risk bonds may be less liquid than the market for investment grade bonds. In periods of reduced market liquidity, the prices of high yield, high risk bonds may become more volatile and these securities may experience sudden and substantial price declines.

In addition to bonds that are rated, the Fund also invests in unrated bonds. These securities may or may not be more speculative than investment grade
securities.   The  risks  of  investing   in  unrated   bonds  depend  upon  the
creditworthiness of the issuer, changes in interest rates and economic and market factors. The Adviser will determine the creditworthiness of an unrated debt security and the issuer's ability to meet the interest and principal obligations of such security.



Risks                                                                           How The Fund Manages These Risks

Market  Risk is the risk that all or a majority  of the                         The Fund maintains a long-term investment approach.
It manages market risk primarily through diversification
--of asset classes, of industry sectors, of company
names, and in relation to bonds, of maturities.
The Fund does not try to predict overall market
movements and does not trade for short-term purposes.


Industry  and  Security Risk is the risk that the value of                      The Berwyn Income Fund limits its assets invested in
securities in a particular industry or the value of an                          any one industry and in any individual security.The
individual  stock or bond will decline because of changing                      Adviser also follows rigorous selection process
expectations for the performance of that industry or for the individual         before choosing securities for the Fund.
company issuing the stock or bond.


Lower Rated,  High Yield,  High Risk Fixed Income Securities                    The Fund may invest in fixed income securities that
include those securities rated lower than BBB by S&P or                         are listed in national exchanges or on the over-the
Baa by Moody's.  Securities of this type are  considered to                     counter market.  The Adviser will attempt to
be of poor  standing  and  predominantly
speculative as to their minimize the risks of investing in medium grade and
ability  to  repay  interest  and  principal.                                   high yield, high risk bonds by doing a credit anal-
                                                                                ysis  of the  issuer, monitoring the Fund's invest-
                                                                                ments and the investment environment in general. The
                                                                                credit rating is not the only criterion for
                                                                                selection.  The Adviser examines the financial
                                                                                structure of each issuer and with regard to these
                                                                                securities,  makes a determination  as  to  the
                                                                                issuer's  ability  to  meet  its  debt  obligations.
                                                                                Achievement  of  the  Fund's  investment  objective
                                                                                is  more  dependent  on the Adviser's  credit
                                                                                analysis in selecting high yield,  high risk bonds
                                                                                than is the case in selecting higher quality
                                                                                securities.  However, there can be no guarantee that
                                                                                the issuer of the bonds in which the Fund  invests
                                                                                will not default or that the securities will not
                                                                                decline in value.

Portfolio  Turnover  rates reflect the amount of securities                     The Fund normally will not invest for short-term
that are replaced from the beginning of the year to the                         trading purposes. However, the Fund may sell
end of the year by the Fund.  The  degree of  portfolio                         securities without regard to the length of time they
activity may affect  brokerage  costs and other transaction                     have been held.  The Fund anticipates that the
costs of the Fund, as well as taxes payable                                     portfolio turnover rate will not exceed 100%.
by shareholders that are subject to federal income tax.


Small Company Investment Risk includes the general risks                        The securities of companies with small revenues and
of investing in common stocks such as market, economic and                      capitalizations in which the Fund invests, may offer
business risk that cause their prices to fluctuate over                         greater opportunity for capital appreciation than
time.  Historically, smaller capitalization stocks have                         larger companies.
been more volatile in price than larger capitalization
stocks.  Among the reasons for the greater price
volatility of these securities are the lower degree of
liquidity in the markets for such stocks, and the
potentially greater sensitivity of such small companies to
changes in or failure of management, and in many other
changes in competitive, business, industry and economic
conditions, including risks associated with limited
production, markets, management depth, or financial
resources.




For additional information about the Fund's investment policies, please see the Statement of Additional Information.

Year 2000 Issues

Like all mutual funds, the Fund and its service providers utilize systems that must accurately process date related information on or after January 1, 2000.
If systems used by the Fund or its service providers are negatively affected by Year 2000 issues, the Fund may not be able to handle securities trades, payments of interest and dividends, or pricing and account services. Although, at this time, there can be no assurance that there will be no adverse impact on the Fund, the Fund's service providers have advised the Fund that they have been actively working on necessary changes to their computer systems to prepare for the Year 2000 and expect that their systems, and those of other parties they deal with, will be prepared in time for that event. The Adviser has reviewed the types of securities and debt obligations held as investments by the Fund to determine the impact of the Year 2000 issues on the returned and relative safety of principal of such securities and debt obligations. Based on this review, the Adviser does not believe the Year 2000 issues pose any substantial risk for such returns and safety of principal.

MANAGEMENT AND ORGANIZATION

The Fund commenced operations as a series of shares of The Berwyn Funds, a Delaware business trust, on April 30, 1999 in a reorganization of its predecessor, the Berwyn Income Fund, Inc. In the reorganization, the Fund succeeded to all the business, assets and liabilities of its predecessor.

The Killen Group, Inc. (the "Adviser") is the investment adviser to the Fund. The Adviser is a Pennsylvania corporation that was formed in September 1982. Its address is 1189 Lancaster Avenue, Berwyn, Pennsylvania 19312. Robert E. Killen is Chairman, Chief Executive Officer and sole shareholder of the Adviser. Robert Killen is also the President and Chairman of the Board of Trustees of the Trust. Edward A. Killen, II is primarily responsible for the day-to-day management of the Berwyn Income Fund. He managed the portfolio of the Berwyn Income Fund, Inc., the predecessor of the Berwyn Income Fund, from July 1, 1994 to April 30, 1999. He has managed the Berwyn Income Fund since April 30, 1999. Edward Killen has over twenty year's investment management experience. In 1978 he started work at Compu-Val Management Associates as a portfolio manager. In February 1983, he assumed his current position as Vice President and Secretary of the Adviser.

As of December 31, 1998, The Killen Group, Inc. was managing 335 individual investment portfolios worth approximately $367 million. On December 31, 1998, Berwyn Income Fund had net assets of over $103 million.

Investment Management Fees

Under the contract between the Fund and the Adviser, the Adviser provides the Fund with investment management services. These services include advice and recommendations with respect to investments, investment policies, the purchase and sale of securities and the management of the Fund's resources. In addition, employees of the Adviser manage the daily operations of the Fund under the supervision of the Board of Trustees. For its investment advisory services, the Adviser receives a fee of 0.50% of the Fund's average daily net assets.

Subject to the policies established by the Trust's Board of Trustees, the Adviser is responsible for the Fund's portfolio decisions. When buying and selling securities, the Adviser gives consideration to brokers who have assisted in the distribution of the Fund's shares. The Fund may also pay brokerage commissions to brokers who are affiliated with the Adviser or the Fund.

SHAREHOLDER INFORMATION

Buying Shares

You may buy shares of the Fund without a sales charge. Your price for Fund shares is the Fund's net asset value per share (NAV). Your order will be priced at the next NAV calculated after your order is received by the Fund's Transfer Agent. The Fund also has arrangements that permit third parties to accept orders on the Fund's behalf, so that investors can receive the NAV calculated after the order is received in good order by the third party.

The NAV is calculated as of the close of trading on the New York Stock Exchange (the "Exchange") (4:00 p.m. Eastern Time) every day the Exchange is open. If we receive your order after the close of trading, you will pay the next business day's price. Currently, the Exchange is closed when the following holidays are observed: New Year's Day, Martin Luther King, Jr.'s Birthday, President Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

The NAV is determined by dividing the value of the Fund's securities, cash and other assets, minus all liabilities, by the number of shares outstanding. The Fund's securities are valued each day at their market value, which usually means the last quoted sale price on the security's principal exchange. If market quotes are not readily available, securities will be priced at their fair value as determined in good faith by the Board of Trustees.

Minimum Investment

|_| The minimum initial investment for each Fund is $3,000 per investor. This investment may be divided by a single investor among different investment accounts in each Fund or between accounts in the Berwyn Income Fund and Berwyn Fund, another series of the Trust, that total $3,000 in the aggregate. Subsequent investments must be at least $250.

|_| For an Individual Retirement Account (IRA), the investment is $1,000. The minimum initial investment for a spousal IRA is $250. Subsequent investments in IRA accounts must be at least $250. There are no minimum investment requirements for an investment by pension or profit sharing plan or a custodial account established for the benefit of a minor.

The Fund has an Automatic Investment Plan under which an investor may have money transferred from the investor's checking account to the investor's account in the Fund. If you wish to use this Plan, please contact the Fund for further information and an application.

In Kind Purchases

An investor may exchange securities for shares of the Fund. For taxable investors an exchange of securities for shares of the Fund will be a taxable exchange. The securities must meet the Fund's investment objectives and policies. The securities will be valued in the same way that the Fund's portfolio is valued for purposes of calculating the NAV. Please contact the Adviser for further information.

Exchange of Shares

|_| You may exchange your shares of the Fund for shares of another fund managed by the Adviser. The initial minimums for the Fund must be met ($1,000 for IRAs and no minimum initial investment for pension or profit sharing plans or custodial accounts for minors.).

|_| Shares may also be exchanged for shares in the Rodney Square Fund or the Rodney Square Tax-Exempt Fund. These funds are money market funds managed by Rodney Square Management Corporation and distributed by Rodney Square Distributors, Inc. Exchanges will be made on the basis of the next NAV of the funds involved that is determined after a request for an exchange has been received. The minimum initial investment for each of the Rodney Square funds is $1,000. A shareholder may request an exchange by calling 1 (800) 992-6757 between (9:00 a.m. and 4:00 p.m. Eastern Time) on any business day or by writing to the Fund's Transfer Agent.

|_| A shareholder in the Fund, however, will only be permitted to exchange shares in his or her account for shares of one of the other funds four times in any twelve-month period. A shareholder in a Rodney Square fund may exchange shares of the Rodney Square fund for shares of the Fund as often as he or she wishes. The Fund reserves the right to amend or change the exchange privilege upon 60 days' notice to shareholders.

Redeeming Shares

|_| You may redeem your shares at any time. The shares will be redeemed at the next NAV calculated after the redemption request has been received by the Fund's Transfer Agent. You may redeem your shares by sending a written request to the Fund's Transfer Agent. If you have selected the telephone redemption option on your application, you may redeem up to $5,000 worth of shares by calling the Transfer Agent at 1 (800) 992-6757 on any business day between the hours of 9:00 a.m. and 4:00 p.m. Eastern Time. The Fund will use reasonable procedures to confirm that instructions communicated by telephone are genuine and, if the procedures are followed, will not be liable for any losses due to unauthorized or fraudulent telephone transactions.

|_|      Generally, there is no sales charge for redeeming shares.

Shareholders may buy and sell shares of the Fund through broker dealers who may charge a fee for such service. In addition, if a shareholder redeems shares through the Transfer Agent and requests that the proceeds be wired to the shareholder, the Transfer Agent may charge the shareholder a wiring fee.


DISTRIBUTION AND TAXES

The Fund distributes annually substantially all of its net investment income and any net realized capital gains. Dividends from net investment income will be paid quarterly. Unless a shareholder requests otherwise in the account application, dividends and capital gains distributions will be automatically reinvested in shares of the Fund at the NAV on the Fund's ex-dividend date.

In general, Fund distributions are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional shares of the Fund or receive them in cash. Any capital gains the Fund distributes are taxable to you as long-term capital gains no matter how long you have owned your shares. It is not ordinarily to your advantage to buy shares in the Fund shortly before the Fund makes a distribution because part of your investment will come back to you as a taxable distribution.

Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

When you sell or redeem your shares of the Fund, you may have a capital gain or loss. For tax purposes, an exchange of your Fund shares for shares of the Berwyn Fund, the Rodney Square Fund or the Rodney Square Tax-Exempt Fund is the same as a sale. The individual tax rate on any gain from the sale or exchange of your shares depends on how long you have held your shares.

Fund distributions and gains from the sale or exchagne of your shares will generally be subject to state and local income tax. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in the Fund.

By law, the Fund is required to withhold 31% of your taxable distributions and proceeds if you do not provide your correct taxpayer identification number (TIN) or certify that your TIN is correct, or if the IRS instructs us to do so.

DISTRIBUTOR

Berwyn Financial Services Corp. ("Berwyn Financial"), located at 1189 Lancaster Avenue, Berwyn, Pennsylvania 19312, serves as the non-exclusive distributor of the Fund's shares pursuant to a selling agreement between Berwyn Financial and the Trust. Under the terms of the agreement, Berwyn Financial is a selling agent for the Fund in certain jurisdictions in order to facilitate the registration of shares of the Fund under state securities laws and to assist in the sale of shares. Berwyn Financial does not charge a fee for the services provided under the selling agreement with the Fund. The Fund continues to bear the expenses of all filing or notification fees incurred in connection with the registration of shares under state securities laws.


FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand Berwyn Income Fund's financial performance and reflects the financial performance of the Berwyn Income Fund, Inc., the predecessor of the Fund, for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).


                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                  YEAR ENDED


                                             12/31/98(1) 12/31/97   12/31/96  12/31/95  12/31/94

Net Asset Value, Beginning of Year           $12.51      $12.31     $11.95    $10.75     $11.63
                                             -------     -------    -------   -------    -------
Income from Investment Operations:
    Net Investment Income                     0.90        0.77       0.76      0.73       0.73
    Net Realized and Unrealized Gains
        (Losses) on Securities               (1.44)       0.84       0.87      1.48      (0.85)
                                             -------     -------    -------   -------    -------

        Total from Investment Operations     (0.54)       1.61       1.63      2.21      (0.12)
                                             -------     -------    -------   -------    -------

Less Distributions:
    From Net Investment Income               (0.92)      (0.77)     (0.80)    (0.70)     (0.73)
    From Net Realized Gains                  (0.15)      (0.64)     (0.47)    (0.31)     (0.03)
    From Capital                             (0.18)      (0.00)     (0.00)    (0.00)     (0.00)
                                             -------     -------    -------   -------    ------
        Total Distributions                  (1.25)      (1.41)     (1.27)    (1.01)     (0.76)
                                             -------     -------    -------   -------    ------

Net Asset Value, End of Year                 $10.72      $12.51     $12.31    $11.95     $10.75


        Total Return                         (4.57%)     13.36%     13.99%     21.0%     (1.10%)


Ratios/Supplemental Data:
Net Assets, End of Period (000)             $103,624    $180,823   $137,166  $119,552    $55,825

Ratio of Expenses to Average Net Assets       0.66%       0.65%      0.68%      0.73%     0.93%
Ratio of Net Investment Income to
    Average Net Assets                        6.27%       6.15%      6.35%      6.78%     7.20%
Portfolio Turnover Rate                         31%         53%        38%       39%        30%



(1) Effect of change in accounting principle (see Note 5 to the financial statements)
    is to increase per share net income by $0.04 and ratio of net investment income to average net assets by 0.3%.



Berwyn Income Fund

More information about the Fund's investments is available in the Fund's Annual and Semi-Annual Report to Shareholders.
In  the  Fund's  Annual  Reports  to
Shareholders, you will find a discussion of the market conditions and investment strategies that significantly affected the performance of the Fund's predecessor during its last fiscal year. You can find more detailed information about the Fund in the current Statement of Additional Information ("SAI"), which we have filed with the Securities and Exchange and which is legally a part of this prospectus. If you want a free copy of the SAI, the Annual or Semi-Annual Report, or if you have any questions about investing in the Fund, you can write to us at Berwyn Income Fund, Shareholder Services, c/o PFPC, P. O. Box 8987, Wilmington, DE 19899 or call toll free 800-992-6757.

You can find reports and other information about the Fund on the SEC web site (http://www.sec.gov), or you can get copies of this information after payment of a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, DC 20549-6009. Information about the Fund, including the SAI, can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can get information on the public reference room by calling the SEC at 800-SEC-0330.


Shareholder Services

PFPC Inc.
P.O. Box 8987
Wilmington, Delaware 19899

800-992-6757 (toll-free)

(Investment Company Act File Number 811-4963)

                              THE BERWYN FUNDS
--------------------------------------------------------------------------------

                                BERWYN FUND

--------------------------------------------------------------------------------

                                PROSPECTUS
                              April 30, 1999

          This Prospectus describes shares of the Berwyn Fund, one of the series of The Berwyn Funds (the "Trust"). Shares of Berwyn Fund are sold on a no-load basis.

          The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


TABLE OF CONTENTS                                                                                 Page
Risk/Return Summary                                                                                 3

Carefully review these sections which
summarizes the Fund's investments, risks,         Performance                                       4
performance and fees                              Fees and Expenses of the Fund                     5

----------------------------------------          -----------------------------                   ----

This section contains important additional        Investment Objective, Principal Investment        6
information, including the Fund's principal       Strategies and Related Risks
investment strategies and risks

This sections contains details on the             Management and Organization                       9
management of the Fund

                                                  Shareholder Information                          10
Turn to this section for information on how
to open and maintain your account, including      Distribution and Taxes                           12
how to purchase, sell and exchange Fund shares
                                                  Distributor                                      12

----------------------------------------          -----------------------------                   ----

This sections contains important financial        Financial Highlights                             13
information on the Fund

RISK/RETURN SUMMARY

Investment Objective of the Fund
Berwyn Fund seeks to achieve long-term capital appreciation; current income is a secondary consideration.

Principal Investment Strategies of the Fund
The Fund invests in common stocks and fixed income securities that offer a potential for capital appreciation. Under normal market conditions at least 80% of the value of the Fund's net assets will be invested in common stocks. The principal strategy of the Fund is to achieve long term growth through investments in equities that the Fund's investment adviser (the "Adviser") believes are undervalued. However, during periods of stock market adversity the Fund may take a more defensive position through the use of investment grade and/or junk bonds, as well as preferred stocks. The use of higher yielding securities also serves to offset the normal operating expenses of the Fund.
Up to twenty percent of the Fund may be invested in fixed income securities.

Principal Risks of Investing in the Fund
|_| Although the Fund will strive to achieve its goal, there is no assurance that it will. Common stock prices are subject to market, economic and business risks that will cause their prices to fluctuate over time. While common stocks have historically been a leading choice of long term investors, stock prices may decline over short or even extended periods. Therefore, the value of your investment in the Fund may down and you could lose money.

|_| Using its investment approach may result in the Fund investing in securities that are not in favor with other investment advisers or brokers or securities of lesser known companies. The Fund's investment success depends on the skill of the Adviser in evaluating, selecting, and monitoring the Fund's investments. If the Adviser's conclusions about growth rates or stock values are incorrect, the Fund may not perform as anticipated.

|_| High yield bonds ("junk bonds") entail greater risks than those found in higher rated bonds. High yield bonds are below investment grade instruments based on the significant risk of issuer default. High yield bonds and other fixed income securities are sensitive to interest rate changes. Generally, when interest rates rise, the prices of fixed income securities fall. The longer the maturity of fixed income securities, the greater is the impact from interest rate changes. The value of the Fund's investments will also vary with bond market conditions.

|_| Other risks of high yield bonds include the market's relative youth, price volatility, sensitivity to economic changes, limited liquidity, valuation difficulties and special tax considerations.

|_| Lastly, the Fund is considered "non-diversified" under federal laws and regulations. This means that the Fund may invest a greater portion of its net assets in the shares of individual companies than a diversified fund could. Changes in the financial condition or market assessment of these companies may cause greater fluctuations in the share value of the Fund than in the share value of a diversified fund.


An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

PERFORMANCE

The bar chart and table can help you evaluate the potential risks of investing in the Berwyn Fund. They show changes in the Fund's yearly performance over the life of the Fund and compare the Fund's average annual returns for the past one-year, five-year, and ten-year periods. Investment performance also often reflects the risks associated with the Fund's investment objective and policies. You should keep in mind that the Fund's past performance is not necessarily an indication of the Fund's future performance.

  60.00%|
        |
  50.00%|
        |             43.70%
  40.00%|
        |
  30.00%|
        |                              22.90%                        26.05%
  20.00%|                      20.60%                 19.18%
        |16.50%                                              14.35%
  10.00%|
        |                                      3.90%
     0% |
        |
 -10.00%|-----------------------------------------------------------------------
        |
        |                                                                -18.90%
 -20.00%|
        |       -23.90%
 -30.00%|
        |
 -40.00%|

         1989    1990   1991   1992   1993    1994   1995   1996    1997  1998


     Best Quarter:  1Q '91    +23.91%
     Worst Quarter: 3Q '98    -22.73%


-------------------------------------------------------------------------------

Average Annual Total Return as of 12/31/98

                         1 Year         5 Years        10 Years
                         ------         -------        --------
Fund                     -18.90%        7.65%          10.01%

Russell 2000 Index*      -2.55%         11.87%         12.92%

     * The Russell 2000 Index is an unmanaged index of securities and does not include the actual costs of fund operation or management expenses.

FEES AND EXPENSES OF THE FUND

As an investor, you pay certain fees and expenses in connection with the Fund, which are described in the table below.

------------------------------------------------------------------------------
------------------------------------------------------------------------------
                        Shareholder Transaction Fees
                  (Fees paid directly from your investment)
------------------------------------------------------------------------------

Maximum Sales Charge (load) on Purchases (as a percentage of             None
offering price)

Sales Charge on Reinvested Dividends                                     None

Redemption Fees*                                                         1.00%

Exchange Fees                                                            None
------------------------------------------------------------------------------
------------------------------------------------------------------------------


------------------------------------------------------------------------------
------------------------------------------------------------------------------
                        Annual Fund Operating Expenses
                  (Expenses that are deducted from Fund assets)

Management Fee                                                           1.00%

Distribution and Service (12b-1) Fees                                    0.00%

Other Expenses                                                           0.20%

Total Fund Operating Expenses                                            1.20%

------------------------------------------------------------------------------
------------------------------------------------------------------------------

* A redemption fee of 1.00% is assessed if shares are redeemed in less than one year from the date of purchase.

[FN] Shareholder transaction fees are paid from your account. Annual fund operating expenses are paid out of Fund assets, so that their effect is included in the share price. The Fund has no sales charges (loads) or Rule 12b-1 distribution fees and minimal shareholder transaction fees.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Berwyn Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


------------------------------------------------------------------------------
------------------------------------------------------------------------------
                     One Year       Three Years      Five Years     Ten Years
Berwyn Fund          $122          $381             $660           $1,455
------------------------------------------------------------------------------
------------------------------------------------------------------------------

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES
AND RELATED RISKS

The investment objective of the Berwyn Fund is to seek long-term (i.e., greater than one year) capital appreciation; current income is a secondary consideration. The Fund is a non-diversified, open-end management investment company. Being non-diversified means that the Fund may invest a greater portion of its net assets in the shares of individual issuers.

Even though the Fund is considered non-diversified, it has placed restrictions on its investment policy for purposes of diversification. Two particularly significant restrictions are: (1) with respect to 50% of the value of its total assets, the Fund will not, at the time of purchase, invest more than 5% of the value of its total assets, at market value, in the securities of any one issuer, except the securities of the U.S. government, and (2) with respect to the other 50% of the market value of its total assets, the Fund will not invest at the time of purchase more than 15% of the market value of its total assets in any single issuer. With these two restrictions, hypothetically, the Fund could hold a portfolio with investments in as few as 14 issuers. The Fund does not anticipate having a portfolio with as few as 14 issuers. The investment policy of the Adviser has been to use two basic guidelines in the management of investment portfolios: (1) the initial investment in any single issuer must comprise less than 5% of the total value of the assets in a portfolio and (2) the initial investment in any one industry must comprise less than 20% of the total value of the assets in a portfolio. (The maximum that the Fund will invest in any industry will be 25% of the value of its total assets). Under normal market conditions, the Fund follows the 5% and 20% guidelines of the Adviser. The Fund will always adhere to this 25% limitation.

The Fund invests in what it believes to be undervalued common stock and fixed income securities that offer a potential for long-term capital appreciation. This approach can often result in selecting securities that are not being recommended by other investment advisers and/or brokerage firms. In addition, this approach can often result in the selection of securities of lesser known companies. The Fund, however, only invests in corporations that have been in business for at least five years and have a minimum of $10,000,000 in assets. Also, the Fund only invests in securities listed on national exchanges or on the over-the-counter market. The Adviser is a "value" manager. Where value is found in the marketplace is dependent upon many factors, including the level of inflation, price-to-earnings ratios, as compared to interest rates, stock market psychology and political factors. Over its history, the Adviser has, more often than not, found small- capitalization stocks to offer more than large-capitalization stocks. Consequently, the performance of the Fund has been typified by the Russell 2000 composite stock index, a smaller captitalization index. At the present time the avearge weighted market capitalization for the Fund is under $900 million, which is comparable to that of the Russell 2000.

Common Stocks -- Under normal market conditions, the Fund invests at least 80% of the value of its net assets in common stocks. The Fund selects common stock investments from three broad areas: (1) companies selling substantially below their book value; (2) companies selling at a low valuation to their present earnings level; and (3) companies judged by the Adviser to have above-average growth prospects over the next three-to-five year period and to be selling, in the opinion of the Adviser, at small premiums to their book value, or at modest valuations to their present earnings level.

The Adviser believes that (i) its strategy of investing in undervalued common stock offers the potential for long-term capital appreciation above that of the leading stock market indices (i.e., Dow Jones Industrial Average, Standard & Poor 500 Index, Russell 2000 and the Value Line Composite), and (ii) use of the guidelines of the Adviser for portfolio management together with the investment restrictions previously described will lessen the risks in this investment approach.

Corporate Bonds -- A corporate bond is an interest-bearing debt security issued by a corporation. The issuer has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond's face value) on a specified date. An issuer may have the right to redeem ("call") a bond before maturity.

While the bond's annual interest income established by the coupon rate may be fixed for the life of the bond, its yield (income as a percent of current price) will reflect current interest rate levels. The bond's price rises and falls so that its yield remains reflective of current market conditions. Bond prices usually rise when interest rates fall and conversely, bond prices fall when interest rates rise.

While the portfolio of the Fund emphasizes investment in common stock, the Fund may invest up to 20% of the value of its net assets in fixed income securities (corporate bonds and preferred stocks.) The Fund invests in fixed income securities when the Adviser believes prevailing interest rates offer long-term capital appreciation. The fixed income securities selected may include securities with any of the ratings listed by Standard & Poor's Ratings Group ("S&P") and Moody's Investors Service, Inc. ("Moody's"), including securities with a S&P D rating, a Moody's C rating and unrated securities that are determined by the Adviser to be of equivalent quality. (See Appendices A and B in the Statement of Additional Information for S&P's and Moody's definitions of bond ratings.) Fixed income corporate debt securities that have a BBB or Baa rating have speculative characteristics and are riskier investments than debt securities rated A (S&P's or Moody's rating) and higher. Fixed income securities that have credit ratings lower than BBB (S&P's rating) or a Baa (Moody's rating) are commonly referred to as "junk bonds". These lower rated securities are speculative investments and investment in them is riskier than an investment in a fixed income security with a rating of BBB or Baa or higher. The ability of the issuer of a lower rated security to pay income or repay principal in accordance with the terms of the obligation may be impacted more severely by adverse economic conditions or a business downturn than the ability of an issuer of higher rated securities. Unrated securities may or may not be considered more creditworthy than lower rated securities.

Temporary Defensive Positions -- Although the Fund will normally invest according to its objective as outlined above, the Fund may at times, for temporary defensive purposes, invest all or a portion of its assets in no load money market funds, savings accounts and certificates of deposit of domestic banks with assets in excess of $1,000,000, commercial paper with the highest investment grade rating (A-1 by S & P and P-1 by Moody's Commercial Paper Ratings), repurchase agreements, U.S. treasury bills, or treasury notes and treasury bonds backed by the "full faith and credit" of the U.S. Government, or the Fund may hold cash. Investment in a no-load money market fund will result in the Fund paying a management fee on the money invested in such fund in addition to the operating expenses of the Fund.

Risks of Investing in the Fund

Investing in any mutual fund such as the Fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Fund you should carefully evaluate the risks. Because of the nature of the Fund, you should consider an investment to be a long-term investment that typically provides the best results when held for a number of years. The following are the chief risks you assume when investing in the Fund.

Because the Fund is a non-diversified fund, an investment in the Fund may be a greater risk than an investment in a diversified fund. Bond prices usually rise when interest rates fall and conversely, bond prices fall when interest rates rise. If a bond is subject to a call and is called before maturity, the Fund may have to reinvest the proceeds at lower market rates.

Risks                                                       How the Fund Manages These Risks

Market  Risk is the risk that all or a majority  of the     The Fund  maintains  a long-term investment  approach and
securities in a certain market - like the stock or bond     focus on stocks we  believe  can  appreciate  over an extended market  - will decline in value because of factors such as  time  frame regardless of interim market  fluctuations.  The
economic  conditions,  future expectations  or investor     Fund does not try to predict  overall  stock market
confidence.  If the value of the majority of common stocks  movements and does not trade for short-term  purposes.
held by the Fund increases in value, then the net  assets
of the Fund and an  investment  in the  Fund  would
normally Increase  in value.  If there is a decline in the
value of a  majority  of the common stocks of the Fund,
then the net assets of the Fund and  investment in the
Fund would normally decline in value.


Industry and Security Risk is the risk that the value of    The Adviser follows a rigorous  selection process before
securities in a particular industry or the value of an      choosing  securities for the Fund.
individual  stock or bond will decline because of changing
expectations for the performance of that industry
or for the individual company issuing the stock or bond.


Lower Rated,  High Yield,  High Risk Fixed Income           The Fund may invest in fixed income  securities that are
Securities include those  securities  rated lower than BBB  listed in national  exchanges or on the  over-the-counter market
by S&P and Baa by Moody's.  Securities of this type are     The Adviser will attempt to minimize the risks of investing
considered to be of poor  standing  and  predominantly      in medium grade and high yield, high risk bonds by doing a credit
speculative as to their ability to repay  interest          analysis of the issuer, monitoring the Fund's investments and the
and  principal.                                             investment  environment in general. The credit rating is not the only criterion for selection.  The Adviser examines  the  financial structure  of each  issuer  and with  regard  to these
                                                            securities,  makes a determination  as to the issuer's  ability to meet its debt obligations. Achievement of the Fund's investment objective is more dependent on the Adviser's  credit analysis in selecting high yield,  high risk bonds than is the case in  selecting  higher  quality securities.  However,  there  can be no guarantee  that the  issuer of the  bonds in which  the Fund  invests  will not default or that the securities will not decline in value.


Portfolio  Turnover  rates reflect the amount of securities The Fund normally will not invest for short-term trading
that are replaced from the beginning of the year to the     purposes. However, the Fund may sell securities without
end of the year by the Fund.  The  degree of  portfolio     regard to the length of time they have  been  held.  The
activity may affect brokerage costs and othertransaction    Fund anticipates that the portfolio  turnover rate of the
costs of the Fund, as well as taxes payable by              Fund will not exceed 100%.
shareholders that are subject to federal income tax.


Small Company Investment Risk includes the general risks    The securities of companies with small revenues and
of investing in common stocks such as market, economic and  capitalizations, in which the Fund invests, may offer
business risk that cause their prices to fluctuate over     greater opportunity for capital appreciation than larger
time.  Historically, smaller capitalization stocks have     companies.
been more volatile in price than larger capitalization
stocks.  Among the reasons for the greater price
volatility of these securities are the lower degree of
liquidity in the markets for such stocks, and the
potentially greater sensitivity of such small companies to
changes in or failure of management, and in many other
changes in competitive, business, industry and economic
conditions, including risks associated with limited
production, markets, management depth, or financial
resources.


For additional information about the Fund's investment policies, please see the Statement of Additional Information.

Year 2000 Issues

Like all mutual funds, the Fund and its service providers utilize systems that must accurately process date related information on or after January 1, 2000.
If systems used by the Fund or its service providers are negatively affected by Year 2000 issues, the Fund may not be able to handle securities trades, payments of interest and dividends, or pricing and account services. Although, at this time, there can be no assurance that there will be no adverse impact on the Fund, the Fund's service providers have advised the Fund that they have been actively working on necessary changes to their computer systems to prepare for the Year 2000 and expect that their systems, and those of other parties they deal with, will be prepared in time for that event. The Adviser has reviewed the types of securities and debt obligations held as investments by the Fund to determine the imapct of the Year 2000 issues on the returns and relative safety of principal of such securities and debt obligations. Based on this review, the Adviser does not believe the Year 2000 issues pose any substantial risk for such returns and safety of principal.


MANAGEMENT AND ORGANIZATION

The Fund commenced operations as a series of shares of The Berwyn Funds, a Delaware business trust, on April 30, 1999 in a reorganization of its predecessor, The Berwyn Fund, Inc. In the reorganization, the Fund succeeded to all the business, assets and liabilities of its predecessor.

The Killen Group, Inc. (the "Adviser") is the investment adviser to the Fund. The Adviser is a Pennsylvania corporation that was formed in September 1982. Its address is 1189 Lancaster Avenue, Berwyn, Pennsylvania 19312. Robert E. Killen is Chairman, Chief Executive Officer and sole shareholder of the Adviser.

Robert Killen is also the President and Chairman of the Board of the Trust. He is the person primarily responsible for the day-to-day management of the Berwyn Fund's portfolio. He managed the portfolio of The Berwyn Fund, Inc., the predecessor of the Berwyn Fund, from May 4, 1984, the date of that Fund's public offering, until April 30, 1999. Robert Killen has over twenty-five years experience as an investment adviser. In 1969, Robert Killen cofounded Compu-Val Management Associates, an investment advisory firm and was a 50% partner until February 1983. At that time, The Killen Group, Inc., replaced him as the 50% partner. The partnership of Compu-Val Management Associates was dissolved on December 31, 1983 and The Killen Group, Inc. continued its advisory business as a separate entity.

As of December 31, 1998, The Killen Group, Inc. was managing 335 individual investment portfolios worth approximately $367 million. On December 31, 1998, The Berwyn Fund, Inc. had over $62 million in net assets.

Investment Management Fees

Under the contract between the Fund and the Adviser, the Adviser provides the Fund with investment management services. These services include advice and recommendations with respect to investments, investment policies, the purchase and sale of securities and the management of the Fund's resources. In addition, employees of the Adviser manage the daily operations of the Fund under the supervision of the Board of Trustees. For the advisory services it provides, the Adviser receives a fee of 1.00% of the Fund's average daily net assets. The advisory fee payable to the Adviser by the Berwyn Fund is higher than that of many mutual funds.

Subject to the policies established by the Trust's Board of Trustees, the Adviser is responsible for the Fund's portfolio decisions. When buying and selling securities, the Adviser gives consideration to brokers who have assisted in the distribution of the Fund's shares. The Fund may also pay brokerage commissions to brokers who are affiliated with the Adviser or the Funds.


SHAREHOLDER INFORMATION

Buying Shares

You may buy shares of the Fund without a sales charge. Your price for Fund shares is the Fund's net asset value per share (NAV). Your order will be priced at the next NAV calculated after the Fund's Transfer Agent receives your order. The Fund also has arrangements that permit third parties to accept orders on the Fund's behalf, so that investors can receive the NAV calculated after the order is received in good order by the third party.

The NAV is calculated as of the close of trading on the New York Stock Exchange (the "Exchange") (4:00 p.m. Eastern Time) every day the Exchange is open. If we receive your order after the close of trading, you will pay the next business day's price. Currently, the Exchange is closed when the following holidays are observed: New Year's Day, Martin Luther King, Jr.'s Birthday, President Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

The NAV is determined by dividing the value of the Fund's securities, cash and other assets, minus all expense and liabilities, by the number of shares outstanding. The Fund's securities are valued each day at their market value, which usually means the last quoted sale price on the security's principal exchange. If market quotes are not readily available, securities will be priced at their fair value as determined in good faith by the Fund's Board of Trustees.

Minimum Investment

|_| The minimum initial investment for the Fund is $3,000 per investor. This investment may be divided by a single investor among different investment accounts in the Fund or between accounts in the Berwyn Fund and Berwyn Income Fund, another series of the Trust, that total $3,000 in the aggregate. Subsequent investments must be at least $250.

|_| For an Individual Retirement Account (IRA), the investment is $1,000. The minimum initial investment for a spousal IRA is $250. Subsequent investments in IRA accounts must be at least $250. There are no minimum investment requirements for an investment by pension or profit sharing plan or a custodial account established for the benefit of a minor.

The Fund has an Automatic Investment Plan under which an investor may have money transferred from the investor's checking account to the investor's account in the Fund. If you wish to use this Plan, please contact the Fund for further information and an application.

In Kind Purchases

An investor may exchange securities for shares of the Fund. For taxable investors an exchange of securities for shares of the Fund will be a taxable exchange. The securities must meet the Fund's investment objectives and policies. The securities will be valued in the same way that the Fund's portfolio is valued for purposes of calculating the NAV. Please contact the Adviser for further information.

Exchange of Shares

|_| You may exchange your shares of one Fund for shares of Berwyn Income Fund, another series of the Trust. The initial minimums for the Funds must be met ($1,000 for IRAs and no minimum initial investment for pension or profit sharing plans or custodial accounts for minors.).

|_| Shares may also be exchanged for shares in the Rodney Square Fund or the Rodney Square Tax-Exempt Fund. These funds are money market funds managed by Rodney Square Management Corporation and distributed by Rodney Square Distributors, Inc. Exchanges will be made on the basis of the next NAV of the funds involved that is determined after a request for an exchange has been received. The minimum initial investment for each of the Rodney Square funds is $1,000. A shareholder may request an exchange by calling 1 (800) 992-6757 between (9:00 a.m. and 4:00 p.m. Eastern Time) on any business day or by writing to the Fund's Transfer Agent.

|_| A shareholder in the Fund, however, will only be permitted to exchange shares in his or her account for shares of one of the other funds four times in any twelve-month period. A shareholder in a Rodney Square fund may exchange shares of the Rodney Square fund for shares of the Fund as often as he or she wishes. The Fund reserves the right to amend or change the exchange privilege upon 60 days' notice to shareholders.

Redeeming Shares

|_| You may redeem your shares at any time. The shares will be redeemed at the next NAV calculated after the Fund's Transfer Agent has received the redemption request. You may redeem your shares by sending a written request to the Fund's Transfer Agent. If you have selected the telephone redemption option on your application, you may redeem up to $5,000 worth of shares by calling the Transfer Agent at 1 (800) 992-6757 on any business day between the hours of 9:00 a.m. and 4:00 p.m. Eastern Time. The Fund will use reasonable procedures to confirm that instructions communicated by telephone are genuine and, if the procedures are followed, will not be liable for any losses due to unauthorized or fraudulent telephone transactions.

|_| Generally, there is no sales charge for redeeming shares. The Fund, however, does charge a 1% redemption fee on shares held for less than one year. The fee is charged on the proceeds of the redemption. The fee is paid to the Fund and included in its net assets for the benefit of the remaining shares. This fee is waived for those who buy and sell shares of the Fund through third parties.

Shareholders may buy and sell shares of the Fund through broker dealers who may charge a fee for such service. In addition, if a shareholder redeems shares through the Transfer Agent and requests that the proceeds be wired to the shareholder, the Transfer Agent may charge the shareholder a wiring fee.

DISTRIBUTION AND TAXES

The Fund distributes annually all of its net investment income and any net realized capital gains. Unless a shareholder requests otherwise in the account application, dividends and capital gains distributions will be automatically reinvested in shares of the Fund at the NAV on the Fund's ex-dividend date.

In general, Fund distributions are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional shares of the Fund or receive them in cash. Any capital gains the Fund distributes are taxable to you as long-term capital gains no matter how long you have owned your shares.

It is not ordinarily to your advantage to buy shares in the Fund shortly before the Fund makes a distribution because part of your investment will come back to you as a taxable distribution.

Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December. The Adviser expects that the majority of the payments from the Fund will be long-term capital gains distributions.

When you sell or redeem your shares of the Fund, you may have a capital gain or loss. For tax purposes, an exchange of your Fund shares for shares of the Berwyn Income Fund, the Rodney Square Fund or the Rodney Square Tax-Exempt Fund is the same as a sale. The individual tax rate on any gain from the sale or exchange of your shares depends on how long you have held your shares.

Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in the Fund.

By law, the Fund is required to withhold 31% of your taxable distributions and proceeds if you do not provide your correct taxpayer identification number (TIN) or certify that your TIN is correct, or if the IRS instructs us to do so.


DISTRIBUTOR

Berwyn Financial Services Corp. ("Berwyn Financial"), located at 1189 Lancaster Avenue, Berwyn, Pennsylvania 19312, serves as the non-exclusive distributor of the Fund's shares pursuant to a selling agreement between Berwyn Financial and the Trust. Under the terms of the agreement, Berwyn Financial is a selling agent for the Fund in certain jurisdictions in order to facilitate the registration of shares of the Fund under state securities laws and to assist in the sale of shares. Berwyn Financial does not charge a fee for the services provided under the selling agreement with the Fund. The Fund continues to bear the expenses of all filing or notification fees incurred in connection with the registration of shares under state securities laws.

FINANCIAL HIGHLIGHTS

The financial  highlights  table is intended
to help you  understand  the Berwyn
Fund's financial performance and reflects the financial performance of The Berwyn Fund, Inc., the predecessor of the Fund, for the past 5 years.  Certain
information reflects  financial  results for a single Fund share.  The total returns in the table  represent  the rate  that an  investor  would  have
earned or lost on an investment   in  the  Fund   (assuming   reinvestment   of
all dividends and distributions).


                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                     YEAR ENDED


                                           12/31/98    12/31/97   12/31/96   12/31/95  12/31/94

Net Asset Value, Beginning of Year         $22.01      $19.69     $19.43     $17.55    $17.67
                                           -------     -------    -------    -------   -------
Income from Investment Operations:
      Net Investment Income (Loss)          (0.09)       0.00      (0.02)      0.00      0.02
      Net Realized and Unrealized Gains
          (Losses) on Securities            (4.11)       5.06       2.78       3.34      0.65
                                           -------     -------    -------    -------   -------
        Total from Investment Operations    (4.20)       5.06       2.76       3.34      0.67
                                           -------     -------    -------    -------   -------

Less Distributions:
      Dividends from Net Investment Income   0.00        0.00       0.00      (0.01)    (0.01)
      Distributions from Net Realized Gains (0.85)      (2.74)     (2.50)     (1.45)    (0.78)
                                           -------     -------    -------    -------   -------

        Total Distributions                 (0.85)      (2.74)     (2.50)     (1.46)    (0.79)
                                           -------     -------    -------    -------   -------

Net Asset Value, End of Year               $16.96      $22.01     $19.69     $19.43    $17.55


        Total Return                       (18.90%)     26.05%     14.35%     19.18%     3.90%


Ratios/Supplemental Data:
Net Assets, End of Period (000)             $62,862   $100,406    $94,056    $97,234   $63,522

Ratio of Expenses to Average Net Assets      1.20%       1.20%      1.21%      1.23%     1.33%

Ratio of Net Investment Income (Loss) to
    Average Net Assets                      (0.45%)     (0.02%)    (0.10%)     0.04%     0.11%

Portfolio Turnover Rate                        19%         26%        32%       32%        24%





Berwyn Fund

More information about the Fund's investments is available in the Fund's Annual and Semi-Annual Reports to Shareholders. In the Fund's Annual Report to Shareholders, you will find a discussion of the market conditions and investment strategies that significantly affected the performance of the Fund's predecessor during its last fiscal year. You can find more detailed information about the Fund in the current Statement of Additional Information ("SAI"), which we have filed with the Securities and Exchange and which is legally a part of this prospectus. If you want a free copy of the SAI, the Annual or Semi-Annual Report, or if you have any questions about investing in the Fund, you can write to us at The Berwyn Fund, Shareholder Services, c/o PFPC, P. O. Box 8987, Wilmington, DE 19899 or call toll free 1-800-992-6757.

You can find reports and other information about the Fund on the SEC web site (http://www.sec.gov), or you can get copies of this information after payment of a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, DC 20549-6009. Information about the Fund, including the SAI, can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can get information on the public reference room by calling the SEC at 800-SEC-0330.


Shareholder Services

PFPC Inc.
P.O. Box 8987
Wilmington, Delaware 19899

800-992-6757 (toll-free)

(Investment Company Act File Number 811-4963)

                                THE BERWYN FUNDS
                Berwyn Income Fund, a Series of The Berwyn Funds
                              Shareholder Services
                                  c/o PFPC Inc.
                                  P.O. Box 8987
                              Wilmington, DE 19899
                                1 (800) 992-6757


                       STATEMENT OF ADDITIONAL INFORMATION

                                 April 30, 1999


This Statement of Additional Information ("SAI") is not a Prospectus. The SAI is a document that relates to the Prospectus of the Berwyn Income Fund series (the "Fund") of The Berwyn Funds (the "Trust") dated April 30, 1999 and contains additional information regarding the Fund. This SAI should be read in conjunction with the Prospectus. The Prospectus may be obtained by writing to the Fund at the above address or calling the 800 number. The audited financial statements and notes thereto for the year ended December 31, 1998 of the Berwyn Income Fund, Inc. ("BIF"), the predecessor of the Fund, and the report of PricewaterhouseCoopers LLP, the Fund's independent accountants, on such financial statements (the "Report"), included in BIF's 1998 Annual Report to Shareholders will be incorporated by reference in this SAI by amendment to the Trust's registration statement.

                                TABLE OF CONTENTS

Investment Policies and Risk Factors.......................................   1

Investment Restrictions....................................................   3

Investment Advisory Arrangements...........................................   5

Expense Limitation.........................................................   5

Trustees and Officers......................................................   6

Ownership of the Fund......................................................   8

Portfolio Transactions and Brokerage Commissions...........................   8

Computation of Net Asset Value.............................................   9

Share Purchases............................................................   9

Distributor................................................................  10

Redemption of Shares.......................................................  10

Calculation of Performance Data............................................  10

General Information........................................................  12

Distribution and Taxes.....................................................  12

Financial Statements.......................................................  15

                      INVESTMENT POLICIES AND RISK FACTORS

(See also "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's Prospectus.)

The Fund is a no-load, diversified series of shares of The Berwyn Funds, an open-end, management investment company. Its investment objective is to provide investors with current income while seeking to preserve capital by taking what the Fund considers to be reasonable risks. In pursuing its investment objective, the Fund may also offer, as a secondary consideration, the potential for capital appreciation. To achieve its objective, the Fund invests in investment grade corporate debt securities, securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, high yield, high risk corporate debt securities (also known as "junk bonds"), unrated corporate debt securities, and preferred and common stocks. The Adviser determines the percentage of each category of securities to purchase and hold based upon the prevailing economic and market conditions. This means, that the Fund may invest up to 100% of its net assets in high yield, high risk corporate debt securities. The Fund, however, may not invest in common stock when the value of the common stock in the Fund's portfolio equals or exceeds 30% of the value of the Fund's net assets.


Securities rated BBB or higher by Standard & Poor's Rating Group ("S&P") or Baa or better by Moody's Investors Service, Inc. ("Moody's") are considered investment grade corporate debt securities. Securities rated lower than BBB or Baa by these services are considered high yield securities. Appendices A and B list the definitions of the S&P and Moody's bond ratings.


The Fund may invest in fixed income securities that are not rated. The Fund will only invest in unrated securities that have a creditworthiness, in the opinion of the Adviser, that is equal to or better than the creditworthiness of fixed income securities with S&P ratings of CC or Moody's ratings of Caa.

The Fund may also purchase certain debt securities that have not been registered with the U.S. Securities and Exchange Commission (the "SEC") under the Securities Act of 1933, as amended ("1933 Act"), and are restricted from sale to the general public. The Fund will purchase these restricted securities from the issuer or qualified institutional buyers, and will sell these restricted securities, exclusively in transactions that are exempt pursuant to Rule 144A under the 1933 Act. The Fund will limit its investment in such restricted securities to no more than 10% of the value of its net asset.


There are risks associated with investing in Rule 144A Securities. The securities may become illiquid if qualified institutional buyers are not interested in acquiring the securities. Although the Rule 144A Securities may be resold in negotiated transactions, the price realized from these sales could be less than the price originally paid by the Fund or less than what may be considered the fair value of such securities. Furthermore, if such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expense of registration.


In an effort to minimize the risks associated with these securities, the Fund will only purchase Rule 144A Securities of companies that have publicly traded securities outstanding, have been in business a minimum of 5 years, and have a market capitalization of at least $100 million. Finally, the Fund will purchase Rule 144A Securities only in situations where the Adviser has a reasonable expectation that the securities will be registered with the Securities and Exchange Commission within six months.


In addition to corporate debt securities, the Fund may invest in the securities issued or guaranteed by the U.S. Government and its agencies and in preferred and common stocks. The securities of the U.S. Government in which the Fund invests are U.S. Treasury bonds and notes. The Fund may also purchase debt securities issued by Government agencies or by an instrumentality of the Government. Some of the Federal agencies that issue or guarantee securities include, among others, the Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, Maritime Administration, Small Business Administration and the Tennessee Valley Authority. An instrumentality of the U. S. Government is a government agency organized under Federal charter with government supervision. Instrumentalities issuing or guaranteeing securities include, among others, the Federal Home Loan Banks, the Federal Land Banks, Central Bank for Cooperatives, Federal Intermediate Credit Banks and the Federal National Mortgage Association.


U.S. Treasury bonds and notes are backed by the full faith and credit of the U.S. Government. Securities issued by Government agencies or instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, an investor must look principally to the agency or instrumentality for repayment.


The Fund invests in preferred stocks that, in the opinion of the Adviser, are offering an above average yield in comparison to preferred stocks of the same quality or in preferred stocks offering a potential for capital appreciation. The Fund may also purchase preferred stocks that are restricted securities subject to the limitations under Rule 144A described above.


The Fund invests in common stocks that it considers to be selling at undervalued prices. The investment approach of the Fund may be deemed "contrarian" in its selection of common stocks due to the fact that this approach may lead the Fund to select stocks not recommended by other investment advisers or brokerage firms. The Fund, however, will purchase only common stocks that pay cash dividends and will not purchase additional common stocks when common stocks comprise 30% or more of the Fund's net assets.

Aside from the investments listed above, the Fund may at times, for temporary defensive purposes, invest all or a portion of its assets in no-load money market funds, savings accounts and certificates of deposit of domestic banks with assets in excess of $1,000,000, commercial paper rated A-1, repurchase agreements or Treasury bills, and may hold cash.

Investment by the Fund in a no-load money market fund will result in the Fund paying a management fee and other fund expenses on the money invested in such fund in addition to the operating expenses of the Fund.

The Fund may invest in real estate investment trusts ("REITs") and repurchase agreements. The Fund limits investment in REITs to 10% of its net assets and investment in repurchase agreements to 5% of its net assets.

REITs are companies that invest their capital in real estate, long and short term mortgages and construction loans. These companies normally do not pay federal income tax but distribute their income to their shareholders who become liable for the tax. The Fund invests in REITs that generate income and have a potential for capital appreciation. Some REITs own properties and earn income from leases and rents. These types of REITs are termed "Equity" REITs. Other REITs hold mortgages and earn income from interest payments. These REITs are termed "Mortgage" REITs. Finally, there are "Hybrid" REITs that own properties and hold mortgages. The Fund may invest in any of the three types of REITs and may purchase the common stocks, preferred stocks or bonds issued by REITs.

There are risks in investing in REITs. The property owned by a REIT could decrease in value and the mortgages and loans held by a REIT could become worthless. The Adviser, however, monitors the investment environment and the Fund's investments as a means of lessening risks. As of December 31, 1998, 4.9% of the Fund's net assets were invested in REITs.

In a repurchase agreement a seller of securities, usually a banking institution or securities dealer, sells securities to the Fund and agrees with the Fund at the time of sale to repurchase the securities from the Fund at a mutually agreed upon time and price. The Fund intends to enter into repurchase agreements only with established banking institutions that deal in Treasury bills and notes. The Fund intends to invest mostly in overnight repurchase agreements. In the event of bankruptcy of the seller of a repurchase agreement or the failure of the seller to repurchase the underlying securities as agreed upon, the Fund could experience losses. Such losses could include a possible decline in the value of the underlying securities during the period the Fund seeks to enforce its rights thereto and a possible loss of all or part of the income from such securities. The Fund would also incur additional expenses enforcing its rights. As of December 31, 1998, the Fund had no assets invested in repurchase agreements.


                             INVESTMENT RESTRICTIONS

The investment restrictions set forth below are fundamental policies of the Fund. Fundamental policies may not be changed without approval by vote of a majority of the Fund's outstanding voting securities. As used in this SAI and in the Prospectus, "a majority of the Fund's outstanding voting securities" means the lesser of (a) more than 50% of the Fund's outstanding shares, or (b) at least 67% of the shares present or represented by proxy at a meeting of shareholders provided that the holders of more than 50% of the Fund's outstanding shares are present in person or represented by proxy.

When investing its assets, the Fund will not:

(1) invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities, debt or preferred stock of any one issuer. This restriction does not apply to obligations issued or guaranteed by the U. S.
     Government,  its  agencies  or instrumentalities;

(2) invest more than 25% of the value of its total assets in the securities of issuers in any one industry;

(3) lend money, provided that for purposes of this restriction, the acquisition of publicly distributed corporate bonds, and investment in U.S. government obligations, short-term commercial paper, certificates of deposit and repurchase agreements shall not be deemed to be the making of a loan;

(4) buy or sell real estate and real estate mortgage loans, commodities, commodity futures contracts, puts and calls and straddles;

(5) underwrite securities of other issuers, except as the Fund may be deemed to be an underwriter under the Securities Act of 1933, as amended, in connection with the purchase and sale of portfolio securities in accordance with its objectives and policies;

(6) make short sales or purchase securities on margin;

(7) borrow money, except that the Fund may borrow up to 5% of the value of its total assets at the time of such borrowing from banks for temporary or emergency purposes (the proceeds of such loans will not be used for investment or to purchase securities, but will be used to pay expenses);

(8) invest for the purposes of exercising control or management;

(9) invest in restricted securities (securities that must be registered under the Securities Act of 1933, as amended, before they may be offered and sold to the public, except that the Fund will be permitted to purchase restricted securities that are eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended);

(10) participate in a joint investment account; and

(11) issue senior securities.

The Fund has also adopted certain investment restrictions that are not fundamental policies. These restrictions are that the Fund will not invest in real estate limited partnerships or oil, gas or other mineral leases and any investments in warrants will not exceed 5% of the Fund's net assets. Restrictions that are not fundamental policies may be changed by a vote of the majority of the Board of Trustees. If any of these non-fundamental restrictions are changed, however, the Fund will give shareholders at least 60 days' written notice.


                        INVESTMENT ADVISORY ARRANGEMENTS

(See also "Management of the Fund" in the Fund's Prospectus)

The Killen Group, Inc., is the investment adviser (the "Adviser") to the Fund. Robert E. Killen is Chairman, CEO and sole shareholder of the Adviser. He is also President and Chairman of the Board of the Fund. Edward A. Killen, II is Vice President, Secretary and a Director of the Adviser and a Trustee of the Trust.

The Adviser provides the Fund with investment management services. Under the Contract for Investment Advisory Services between the Trust, on behalf of the Fund, and the Adviser (the "Contract"), dated March 26, 1999, the Adviser provides the Fund with advice and recommendations with respect to investments, investment policies, the purchase and sale of securities and the management of the Fund's resources. In addition, employees of the Adviser administer the operation of the Fund. These employees prepare and maintain the accounts, books and records of the Fund, calculate the daily net asset value per share each day the New York Stock Exchange is open, prepare and file the documents required of the Fund under Federal and state laws and prepare all shareholder reports.

The Contract provides that it will continue in effect, after the initial two-year term of the Contract, from year to year if continuation is specifically approved annually by either a majority of the Board of Trustees or a vote of a majority of the outstanding voting securities of the Fund. Continuance of the Contract must also be approved annually by a majority of Trustees who are not parties to the Contract or interested persons of any such party cast in person at a meeting called for the purpose of voting on such approval. The Fund may terminate the Contract on sixty days' written notice to the Adviser, without payment of any penalty, provided such termination is authorized by the Board of Trustees or by a vote of a majority of the outstanding voting securities of the Fund. The Adviser may terminate the Contract on sixty days' written notice to the Fund without payment of any penalty. The Contract will be automatically and immediately terminated in the event of its assignment.

As compensation for its investment management services to the Fund under the Contract, the Adviser is entitled to receive monthly compensation at the annual rate of 0.50% of the average daily net assets of the Fund. The fee is computed daily by multiplying the net assets for a day by the appropriate percentage and dividing the result by 365. At the end of the month, the daily fees are added and the sum is paid to the Adviser.

BIF, the predecessor of the Fund, paid the Adviser $789,024 in fees in 1998, $806,435 in 1997, and $638,212 in 1996.



                               EXPENSE LIMITATION

The Contract provides that the Adviser's fee payable by the Fund will be reduced in any fiscal year by any amount necessary to prevent Fund expenses and liabilities (excluding taxes, interest, brokerage commissions and extraordinary expenses, determined by the Fund or the Adviser, but inclusive of the Adviser's fee payable by the Fund) from exceeding 2% of the average daily net assets of the Fund. In any month that the Fund expenses and liabilities exceed 2%, the Adviser's fee will be reduced so that expenses and liabilities will be 2%. Although the Fund expects to maintain expenses within 2% of its average daily net assets, the Adviser will not be responsible for additional expenses exceeding its advisory fee payable by the Fund. Once the net assets of the Fund exceed $100 million, the expense limitation will be reduced to 1.5% of the average daily net assets of the Fund. The expense limitation has not reduced the Adviser's fee since 1988. In 1998 the Fund's total annual operating expenses amounted to 0.66% the average daily net assets of the Fund.


                              TRUSTEES AND OFFICERS

The Board of Trustees oversees the management of the business of the Trust and the Fund. The Board is elected initially by shareholders and thereafter Trustees are elected by the Board or the shareholders from time to time in accordance with the Trust's Agreement and Declaration of Trust and By-Laws. The Board of Trustees sets broad policies for the Fund and has responsibility for supervision of the operations of the Fund. The daily operations of the Fund are administered by employees of the Adviser under the Board's supervision.

The Trustees and executive officers of the Trust and their ages and principal occupations for the past five years are set forth below:


Name, Age, Position                 Principal Occupation for the Past Five Year
and Address
*Robert E. Killen (57)              Director of Westmoreland Coal Co. (a mining company) since
President & Trustee                 July 1996.  Director and shareholder, Berwyn Financial Services
1199 Lancaster Avenue               Corp. ("BFS"), a financial services company (registered as a broker-dealer with
Berwyn, Pennsylvania                the SEC since December 1993 and a member of the National Association of
                                    Securities Dealers,  Inc. (the "NASD") since July 1994) since October 1991. President and
                                    Director  of the Berwyn  Income  Fund,  Inc. ("BIF"),  the  predecessor  of the Fund, and
                                    The  Berwyn   Fund,   Inc.   ("TBF")   (both registered  investment  companies managed by
                                    the  Adviser)  from  December  1986 to April, 1999 and from  February  1983 to April 1999,
                                    respectively.   Chairman,   Chief  Executive Officer and sole  shareholder of the Adviser
                                    (an  investment  advisory  firm) since April, 1996.  President,  Treasurer,  Director  and
                                    sole   shareholder   of  the  Adviser   from  September 1982 to March 1996.

*Anthony N. Carrelli (50)           Director of BIF from December 1996 to April 1999 and TBF from January 1995 to
Trustee                             April 1999.  Vice President of the Adviser since August 1986.
1189 Lancaster Avenue
Berwyn, Pennsylvania

*Edward A. Killen, II (47)          Director, Secretary and shareholder of BFS since October 1991.  Director of BIF
Trustee                             from January 1995 to April 1999 and TBF from February 1983 to January 1995 and
1189 Lancaster Avenue               from March 1999 to April 1999.  Vice President, Secretary and Director of the
Berwyn, Pennsylvania                Adviser since February 1983.

Denis P. Conlon (51)                Director  of BIF and TBF from June  1992 to April  1999.
Trustee                             President and Chief Executive Officer of CRC Industries (a worldwide
1282 Farm Road                      manufacturer)  since  September 1996.  Vice President, Corporate
Berwyn, Pennsylvania                Development, Berwind Corporation (diversified manufacturing and financial company) from 1990 to September 1996.

Deborah D. Dorsi (43)               Director of BIF and TBF from April 1998 to April 1999.  Retired industry
Trustee                             executive since 1994.  Director Worldwide Customer Support, Kulick Soffa
1801 Stanbridge Street              Industries, Inc. (Semi Conductor Equipment Manufacturer) from 1993 to 1994.
Norristown, Pennsylvania            Corporate Account Manager for Kulick & Soffa Industries, Inc. prior to 1993.

Kevin P. Ryan (51)                  President,  Treasurer,  Director and shareholder of BFS since
1199 Lancaster Avenue               October 1991.  Secretary-Treasurer, and Director of BIF from December 1986 to January
Berwyn,  Pennsylvania               1995. Secretary and Treasurer of TBF from February 1983 to April  1999 and BIF from December
                                    1986 to April 1999, Director of TBF from  February 1983 to March 1999.  Legal  counsel to the
                                    Adviser since September 1985.

*    Robert E. Killen, Anthony N. Carrelli, Edward A. Killen, II and Kevin M. Ryan are "interested persons"
     of the Fund as defined in the Investment Company Act of 1940, as amended (the "1940 Act").  Consequently, Robert E. Killen,
     Anthony N. Carrelli, and Edward A. Killen, II are the "Interested Trustees" of the Fund.  Robert E. Killen is an Officer,
     Director and sole shareholder of the Adviser.  Robert E. Killen is  also a  Director  of  BFS,  a  registered  broker-dealer, and  owns one-third  of  its  outstanding  shares.  Anthony  N.  Carrelli  is a  Vice President of the Adviser.  Edward A.
     Killen,  II is an officer and Director of the Adviser. He is also an officer,  Director and the owner of one-third of the outstanding  shares of BFS.  Kevin M. Ryan is legal  counsel to the Adviser and an officer,  Director and owner of one-third of the outstanding shares of BFS. In addition,  Robert E. Killen and Edward A. Killen,  II are brothers  and Kevin M. Ryan is  brother-in-law  to both.  BFS serves as the distributor for the Fund's shares in certain jurisdictions.


Mr. Conlon and Ms. Dorsi are the Trustees of the Trust who are not "interested persons" of the Trust as defined in the 1940 Act (the "Independent Trustees") and are paid a fee of $800 for each Board or Committee meeting attended and are reimbursed for any travel expenses by the Trust. If a Board and Committee meetings are held on the same day, the Independent Trustees receive only one $800 fee for all meetings on the same day. The Trust has not adopted a pension or retirement plan or any other plan that would afford benefits to its Trustees.

The Trust estimates that the Trust will pay Ms. Dorsi and Mr. Conlon each $3,200 for the Trust's initial fiscal year ending December 31, 1999. The Trust is not a part of any fund complex.

Officers of the Trust are not paid compensation by the Trust or any fund complex for their work as officers and no fees are paid by the Trust or any fund complex to the Trustees that are not Independent Trustees for the performance of their duties. (See "Management of the Fund" in the Prospectus for a discussion of management responsibilities of the Board and officers.)


                              OWNERSHIP OF THE FUND

As of February 11, 1999, there were no shareholders of the Trust or the Fund. As of February 1, 1999 there were 9,136,706 shares of BIF, the predecessor of the Fund, outstanding. Charles Schwab & Co. ("Schwab"), 101 Montgomery Street, San Francisco, CA was the record owner of 44% of the outstanding shares. Although Schwab is the record owner of more than 25% of the outstanding shares of the Fund, Schwab cannot be considered to control the Fund. Schwab holds the shares in nominee name for its customers and does not have the power to vote the shares or to sell them. National Financial Services Corp., One World Trade Center, 200 Liberty Street, New York, NY was the record owner of 9% of the Fund's outstanding shares. National Financial Services Corp. holds the shares for its customers and does not have the power to vote the shares or to sell them. The records of the Fund do not indicate that any individual owns more than 5% of the Fund's outstanding shares. As of February 1, 1999, the Trustees and officers of BIF, as a group, owned beneficially and of record 143,022 shares of BIF. This amount constitutes 1.6% of the outstanding shares.


                PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

Subject to policy established by the Trust's Board of Trustees, the Adviser is responsible for the Fund's portfolio decisions and the buying and selling of the Fund's portfolio securities. In executing such transactions, the Adviser will seek to obtain the best net results for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution and operational facilities and capabilities of the firm involved. While the Adviser generally seeks reasonably competitive commission rates, the Adviser is authorized to pay a broker a brokerage commission in excess of that which another broker might have charged for effecting the same transaction, in recognition of the value of brokerage and research services provided by the broker that effects the transaction.

The Adviser may select brokers who, in addition to meeting the primary requirements of execution and price, have furnished statistical or other factual information and services which, in the opinion of the Board, are reasonable and necessary to the Fund's normal operations. The services provided by these brokerage firms may also be used in dealing with the portfolio transactions of the Adviser's other clients, and not all such services may be used by the Adviser in connection with the Fund. Those services may include economic studies, industry studies, security analysis or reports, sales literature and statistical services furnished either directly to the Fund or to the Adviser. The Adviser makes no effort in any given circumstance to determine the value of these materials or services or the amount they might have reduced expenses of the Adviser. The Fund considers giving brokerage business to brokers who have assisted in the distribution of shares of the Fund.

The Board has adopted procedures pursuant to Rule 17e-1 under the 1940 Act that permit portfolio transactions to be executed through affiliated brokers. In
1996, 1997, and 1998 BIF used an affiliated broker, BFS, pursuant to substantially the same procedures, and the Fund anticipates using BFS pursuant to its Rule 17e-1 procedures in its current fiscal year.

BFS is affiliated with the Fund because officers and Trustees of the Fund and the Adviser are officers, Directors and shareholders of BFS. In addition, BFS serves as the distributor for the Fund's shares in various jurisdictions pursuant to a written agreement.

In 1996,  1997 and 1998,  BIF paid a total of $126,520,  $193,023 and $185,897 in commissions to BFS, respectively. These figures represent 88%, 77% and 85% of the total commissions paid by BIF, respectively. The percentage of BIF's aggregate dollar amount of transactions involving the payment of commissions effected through BFS was 90%, 74% and 88%, respectively.

BIF paid brokerage commissions of $217,957 in 1998, $247,987 in 1997 and $144,128 in 1996.

The Adviser has other advisory clients which include individuals, trusts, pension and profit sharing funds, and an investment company, some of which have similar investment objectives to the Fund. As such, there will be times when the Adviser may recommend purchases and/or sales of the same portfolio securities for the Fund and its other clients. In such circumstances, it will be the policy of the Adviser to allocate purchases and sales as well as expenses incurred in the transactions among the Fund and its other clients in a manner which the Adviser deems equitable, taking into consideration such factors as size of account, concentration of holdings, investment objectives, tax status, cash availability, purchase cost, holding period and other pertinent factors relative to each account. Simultaneous transactions could adversely affect the ability of the Fund to obtain or dispose of the full amount of a security which it seeks to purchase or sell or the price at which such security can be purchased or sold.


                         COMPUTATION OF NET ASSET VALUE

(See also "Computation of Net Asset Value" in the Prospectus.)

The net asset value per share of the Fund is determined by dividing the total value of the Fund's investments and other assets, less any liabilities, by the total number of outstanding shares of the Fund. Net asset value per share is determined as of the close of regular trading on the New York Stock Exchange (the "Exchange") (ordinarily 4:00 p.m. Eastern Time) on each day that the Exchange is open and is effective as of the time of computation.


                                 SHARE PURCHASES

(See also "Buying Shares" in the Prospectus.)

The Fund offers shares for sale on a continuous basis. The Fund does not impose sales charge (load) on the purchase of the Fund's shares. The offering price of shares of the Fund is the net asset value per share next determined after receipt by the Transfer Agent or a broker authorized by the Fund to receive orders for the purchase of shares. The net asset value of shares can be expected to fluctuate daily.

The minimum initial investment is $3,000 per investor. This investment may be divided by a single investor among different investment accounts in the Fund that total $3,000 in the aggregate or between accounts in the Fund and the Berwyn Fund series of the Trust. Subsequent investments must be at least $250 per account. The minimum initial investment for Individual Retirement Accounts ("IRAs") is $1,000. The minimum is $250 for a spousal IRA. Subsequent investments in IRAs must be at least $250. There are no minimum requirements for pension and profit sharing plans or custodial accounts for minors.

The Fund reserves the right to reduce or waive the minimum purchase requirements in certain cases where subsequent and continuing purchases are contemplated.


                                   DISTRIBUTOR

(See also "Distributor" in the Prospectus.)

BFS,  a  broker-dealer   registered  with  the  U.S.   Securities  and  Exchange
Commission, is the current distributor of the Fund's shares, pursuant to a selling agreement which became effective April 30, 1999 (the "Selling Agreement"). Under the Selling Agreement, BFS is the non-exclusive agent in certain jurisdictions for the Fund's continuous offering of shares. Shares of the Fund are offered to the public at net asset value, without the imposition of a sales load. The jurisdictions in which BFS is the distributor are Arizona, Arkansas, Florida, Maryland, North Dakota, Nebraska, Texas, Vermont and West Virginia.

The Selling Agreement provides that it will continue in effect from year to year only so long as such continuance is approved at least annually by the Trust's Board of Trustees and by the vote of a majority of the Trustees who are not parties to the agreement or interested persons of any such party by vote cast in person at a meeting called for the purpose of voting on such approval. The Selling Agreement will terminate automatically in the event of its assignment.


                              REDEMPTION OF SHARES

(See also "Redemption of Shares" in the Fund's Prospectus.)

The Fund will redeem all full and fractional shares of the Fund upon receipt of a written request in proper form. The redemption price is the net asset value per share next determined after receipt of proper notice of redemption. Shareholders liquidating their holdings will receive upon redemption all dividends reinvested through the date of redemption.



                         CALCULATION OF PERFORMANCE DATA

Yield

The Fund's yield for the month ended December 31, 1998 was 8.7%.

The yield was determined based upon the net investment income per share for the period December 1 to December 31, 1998. Expenses accrued for the period were subtracted from the interest and dividends accrued and the remainder was divided by daily average number of shares multiplied by maximum offering price per share. The number then obtained was annualized.

Total Return

The average annual total return of the Fund for one year, five years and ten years ended December 31, 1998 are listed below:

                        One Year:                    (4.57%)
                        Five Years:                   8.13%
                        Ten Years:                   11.20%

The period of time for one year's performance is from January 1, 1998 to December 31, 1998. The dates for the five-year period are January 1, 1994 to December 31, 1998 and for the ten year period are from January 1, 1989 to December 31, 1998. To obtain the performance listed above, the Fund computed its average total return for each period of time. The Fund made this calculation by first determining the total return for a period and then using an exponential function based upon the number of years involved to obtain an average.

The total return for a period is calculated by determining the redeemable value of $1,000 initial investment made at the beginning of the period, with dividends and capital gains reinvested on the reinvestment date, on the last day of the period and dividing that value by $1,000. The average annual total return for the period is calculated by taking the total return for the period and determining the annual average by using an exponential function based upon the number of years and any fraction thereof in the period.

In addition to an average annual total return, the Fund calculates its total returns on a calendar year basis. Listed below are the Fund's total returns for the calendar years 1988 through 1998:


         January 1, 1988 -        December 31, 1988             l1.3%
         January 1, 1989 -        December 31, 1989             11.9%
         January 1, 1990 -        December 31, 1990             -0.13%
         January 1, 1991 -        December 31, 1991             23.0%
         January 1, 1992 -        December 31, 1992             21.7%
         January 1, 1993 -        December 31, 1993             16.9%
         January 1, 1994 -        December 31, 1994             -1.1%
         January 1, 1995 -        December 31, 1995             21.0%
         January 1, 1996 -        December 31, 1996             14.0%
         January 1, 1997 -        December 31, 1997             13.4%
         January 1, 1998 -        December 31, 1998             -4.57%

The Fund calculates the total return for a calendar year by determining the redeemable value of $1,000 investment made at the beginning of the year with dividends and capital gains reinvested on the reinvestment date, on last day of the year and dividing that value by $1,000.

Annual average total return and the total returns for calendar year are based on historical performance and are not intended as an indication of future performance.


                               GENERAL INFORMATION

History and Capital Structure

The Fund is a series of shares of The Berwyn Funds, a Delaware business trust formed under the laws of the State of Delaware on February 4, 1999. The Fund is the successor to BIF, a corporation organized under the laws of the Commonwealth of Pennsylvania on December 26, 1986, which was a no-load, diversified, open-end management investment company. In a reorganization approved by vote of the shareholders of BIF and accomplished on April 30, 1999, all the assets and liabilities of BIF were transferred to the Fund and the shareholders of BIF became the shareholders of the Fund. Thereafter the Fund has carried on the business of BIF.

The Fund has authorized an unlimited number of shares of beneficial interest, without par value per share. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Fund. All shares issued are fully paid and nonassessable. Fund shares do not have cumulative voting rights.

Custodian

PFPC Trust Company, 400 Bellevue Parkway, Suite 108, Wilmington, DE 19809 is the custodian of the Fund. The custodian holds all securities and cash owned by the Fund and collects all dividends and interest due on the securities.

Independent Accountants

PricewaterhouseCoopers LLP, 30 South 17th Street, Philadelphia, Pennsylvania has been selected as the independent accountants for the Fund by the Board of Trustees and its initial sole shareholder. PricewaterhouseCoopers LLP, will perform an annual audit of the financial statements of the Fund.

Litigation

The Fund is not involved in any litigation or other legal proceedings.


                             DISTRIBUTION AND TAXES

Distributions of Net Investment Income

The Fund receives income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. Any distributions by the Fund from such income will be taxable to you as ordinary income, whether you take them in cash or in additional shares.

Distributions of Capital Gains

The Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions from net short-term capital gains will be taxable to you as ordinary income. Distributions from net long-term capital gains will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net capital gains realized by the Fund generally will be distributed once each year, and may be distributed more frequently, if necessary, in order to reduce or eliminate excise or income taxes on the Fund.

Information on the Tax Character of Distributions

The Fund will inform you of the amount of your ordinary income dividends and capital gains distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

Election to Be Taxed as a Regulated Investment Company

The Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code, has qualified as such for its most recent fiscal year, and intends to so qualify during the current fiscal year. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. In such case, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary dividend income to the extent of the Fund's earnings and profits.

Excise Tax Distribution Requirements

To avoid federal excise taxes, the Internal Revenue Code requires the Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve month period ending October 31; and 100% of any undistributed amounts from the prior year. The Fund intends to declare and pay these amounts in December (or in January, which you treat as received in December) to avoid these excise taxes, but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Redemption of Fund Shares

Redemptions and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, or exchange your Fund shares for shares of the Berwyn Income Fund, the Rodney Square Fund or the Rodney Square Tax-Exempt Fund, the IRS will require that you report a gain or loss on your redemption or exchange. If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will belong-term or short-term, generally depending on how long you hold your shares. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares.

All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

U.S. Government Obligations

Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by the Fund. Investments in Government National Mortgage Association or Federal National Mortgage Association securities, bankers` acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Investment in Complex Securities

The Fund may investment in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund's ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Fund.


                              FINANCIAL STATEMENTS

BIF's audited financial statements and notes thereto for the year ended December 31, 1998 and the report of PricewaterhouseCoopers LLP, BIF's independent accountants, on such financial statements (the "Report") are included in BIF's 1998 Annual Report to Shareholders (the "Annual Report"), and incorporated by reference in this SAI by amendment to the Trust's registration statement. A copy of the Annual Report accompanies this SAI and an investor may obtain a copy of the Annual Report without charge by writing to the Fund at the address on the cover of the SAI or calling (800) 992-6757.

                                   APPENDIX A

                  DEFINITIONS OF STANDARD & POOR'S BOND RATINGS

Standard & Poor's Ratings Group gives ratings to bonds that range from AAA to D. The Fund may invest in bonds with ratings of CC above. Definitions of these ratings are set forth below.

    AAA Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

    AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

    A Debt rated A has a strong capacity to pay interest and principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

    BBB Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

    BB,B,
    CCC,CC Debt rated BB, B, CCC and CC is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     D Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

                                   APPENDIX B

                              MOODY'S BOND RATINGS

Moody's Investors Service, Inc. gives ratings to bonds that range from Aaa to D.
Definitions of these ratings are set forth below. The Fund may invest in bonds with any ratings of Caa or better.

Aaa - These bonds are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.

Aa           - These  bonds are judged to be of high  quality by all  standards.
             They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A          - These  are  bonds  which  possess  many  favorable  investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - These bonds are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - These are bonds judged to have speculative elements; their future cannot be considered as well assured. Uncertainty of position characterizes bonds in this class.

B - These bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - These are bonds of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - These bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other market shortcomings.

C          - These  are the  lowest  rated  class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                               THE BERWYN FUNDS
                    Berwyn Fund, a Series of The Berwyn Funds
                              Shareholders Services
                                  c/o PFPC Inc.
                                 P. O. Box 8987
                              Wilmington, DE 19899
                                1 (800) 992-6757


                       STATEMENT OF ADDITIONAL INFORMATION

                                 April 30, 1999


This Statement of Additional Information ("SAI") is not a Prospectus. The SAI is a document that relates to the Prospectus of the Berwyn Fund series (the "Fund") of The Berwyn Funds (the "Trust") dated April 30, 1999 and contains additional information regarding the Fund. This SAI should be read in conjunction with the Prospectus. The Prospectus may be obtained by writing to the Fund at the above address or calling the 800 number. The audited financial statements and notes thereto for the year ended December 31, 1998 of The Berwyn Fund, Inc. ("TBF"),
the   predecessor   of   the   Fund, and the report  of PricewaterhouseCoopers
LLP,  the  Fund's  independent  accountants,   on  such financial  statements
(the "Report"), included in TBF's 1998 Annual Report to Shareholders will be incorporated by reference in this SAI by amendment to the Trust's registration statement.

                                 TABLE OF CONTENTS

Investment Policies and Risk Factors........................................1

Investment Restrictions.....................................................2

Investment Advisory Arrangements............................................4

Expense Limitation..........................................................5

Trustees and Officers.......................................................5

Ownership of the Fund.......................................................7

Portfolio Transactions and Brokerage Commissions............................7

Computation of Net Asset Value..............................................8

Share Purchases.............................................................8

Distributor.................................................................9

Redemption of Shares........................................................9

Calculation of Performance Data.............................................9

General Information.........................................................10

Distribution and Taxes......................................................11

Financial Statements........................................................12

                     INVESTMENT POLICIES AND RISK FACTORS

(See also "Investment Objectives, Principal Investment Strategies and Related Risks " in the Fund's Prospectus.)

The Fund is a no-load, non-diversified series of shares of The Berwyn Funds, an open-end management investment company that seeks long term (i.e., greater than one year) capital appreciation by investing in common stocks and fixed income securities that offer a potential for capital appreciation. Current income is a secondary consideration.

Under normal market conditions, the Fund invests at least 80% of the value of its net assets in common stocks. The Fund invests in common stocks that The Killen Group, Inc. (the "Adviser") considers to be selling at undervalued prices. These are stocks selling substantially below their book value or at a low valuation to present earnings or are stocks of companies, judged by the Adviser, to have above average growth prospects and to be selling at a small premium to book value or at modest valuation to their present earnings level.

The investment approach of the Fund may be deemed "contrarian" in that it may lead the Fund to select stocks not recommended by other investment advisers or brokerage firms.

While the portfolio of the Fund emphasizes common stocks, the Fund may also invest up to 20% of the value of its net assets in fixed income securities. The fixed income securities in which the Fund invests are corporate bonds and preferred stocks. The Fund selects fixed income securities that have a potential for capital appreciation due to prevailing interest rates.

There are no restrictions on the Adviser as to the investment rating a fixed income corporate debt security must have in order to be purchased. The Fund may purchase fixed income corporate debt securities in any investment grade rating listed by Standard & Poor's Ratings Group ("Standard & Poor's") and Moody's Investors Service, Inc. ("Moody's). (See Appendices A and B for Standard & Poor's and Moody's definitions of Bond ratings.) This means that the Fund may invest up to 20% of the value of its net assets in high yield, high risk corporate debt securities that are commonly referred to as "junk bonds". These are corporate debt securities that are rated lower than BBB by Standard & Poor's and Baa by Moody's. These securities have a low rating due to the fact that the issuers of the securities are not considered as creditworthy as the issuers of investment grade bonds. There is the risk that the issuer of a lower rated security may default in the payment of interest and principal. On the whole, these lower rated securities are considered speculative investments.

As of December 31, 1998, 0.60% of the Fund's net assets were invested in lower rated corporate debt securities.

The Fund may at times, for temporary defensive purposes, invest all or a portion of its assets in no-load money market funds, savings accounts and certificates of deposit of domestic banks with assets in excess of $1,000,000, commercial paper with the highest investment grade rating (i.e., A-l and P-1, as defined in Standard & Poor's and Moody's Commercial Paper Ratings, respectively), repurchase agreements, U.S. Treasury bills, notes and bonds, or cash.

Investment by the Fund in a no-load money market fund will result in the Fund paying a management fee and other fund expenses on the money invested in such fund in addition to the operating expenses of the Fund.

The Fund's investment in securities issued by the U. S. Government does not mean the U.S. Government is required to provide financial support to the Fund.

The Fund may also invest in Real Estate Investment Trusts ("REITs"). REITs are companies that invest in real estate. REITs normally do not pay federal income tax but distribute their income to their shareholders who become liable for the tax. Some REITs own properties and earn income from leases and rents. These types of REITs are termed "Equity" REITs. Other REITs hold mortgages and earn income from interest payments. These REITs are termed "Mortgage" REITs. Finally, there are "Hybrid" REITs that own properties and hold mortgages. The Fund may invest in any of the three types of REITs and may purchase the common stocks, preferred stocks or bonds issued by REITs. The Fund invests in REITs that generate income and have a potential for capital appreciation. There are risks in investing in REITs. The property owned by a REIT could decrease in value and the mortgages and loans held by a REIT could become worthless. The Adviser, however, monitors the investment environment and the Fund's investments as a means of lessening risks. As of December 31, 1998, the Fund was not invested in any REITs.

In a repurchase agreement a seller of a security, usually a banking institution or securities dealer, sells securities to the Fund and agrees with the Fund at the time of sale to repurchase the securities from the Fund at a mutually agreed upon time and price. The Fund intends to enter into repurchase agreements only with established banking institutions that deal in treasury bills and notes. The Fund intends to invest mostly in overnight repurchase agreements. The Fund will only invest up to 5% of its net assets in repurchase agreements. In the event of the bankruptcy of the seller of a repurchase agreement or the failure of a seller to repurchase the underlying securities as agreed upon, the Fund could experience losses. Such losses could include a possible decline in the value of the underlying securities during the period while the Fund seeks to enforce its rights thereto and a possible loss of all or part of the income from such securities. The Fund would also incur additional expenses enforcing its rights. As of December 31, 1998, the Fund had no assets invested in repurchase agreements.


                             INVESTMENT RESTRICTIONS

The investment restrictions set forth below are fundamental policies of the Fund. Fundamental policies may not be changed without approval by vote of a majority of the Fund's outstanding voting securities. Under the Investment Company Act of 1940, as amended (the "1940 Act"), such approval requires the affirmative vote at a meeting of shareholders of the lesser of (a) more than 50% of the Fund's outstanding shares, or (b) at least 67% of shares present or represented by proxy at the meeting, provided that the holders of more than 50% of the Fund's outstanding shares are present in person or represented by proxy.

When investing its assets, the Fund will not:

(1) purchase more than 10% of the outstanding voting securities of a single issuer;

(2)  invest more than 25% of the value of its total assets in any one industry;

(3) lend money, provided that for purposes of this restriction, the acquisition of publicly distributed corporate bonds, and investment in U.S. government obligations, short-term commercial paper, certificates of deposit and repurchase agreements shall not be deemed to be making of a loan;

(4) buy or sell real estate, real estate mortgage loans, commodities, commodity futures contracts, puts, calls and straddles;

(5) underwrite securities of other issuers, except as the Fund may be deemed to be an underwriter under the Securities Act of 1933, as amended (the "1933 Act") in connection with the purchase and sale of portfolio securities in accordance with its objectives and policies;

(6)  make short sales or purchase securities on margin;

(7) borrow money, except that the Fund may borrow up to 5% of the value of its total assets at the time of such borrowing from banks for temporary or emergency purposes (the proceeds of such loans will not be used for investment or to purchase securities, but will be used to pay expenses);

(8)  invest for the purposes of exercising control or management;

(9) invest in restricted securities (securities that must be registered under the 1933 Act before they may be offered and sold to the public);

(10) participate in a joint investment account; and

(11) issue senior securities.

In addition, the Fund has the following restrictions:

(1) With respect to 50% of its assets, the Fund will not at time of purchase invest more than 5% of its gross assets, at market value, in the securities of any one issuer (except the securities of the United States government); and

(2) With respect to the other 50% of its assets, the Fund will not invest at the time of purchase more than 15% of the market value of its total assets in any single issuer.

The Fund has also adopted certain investment restrictions that are not fundamental policies. These restrictions are that (i) the Fund will not invest in real estate limited partnerships or in oil, gas or other mineral leases, and
(ii) the Fund's investments in warrants will not exceed 5% of the Fund's net assets. Restrictions that are not fundamental may be changed by a vote of the majority of the Board of Trustees. But if any of these nonfundamental restrictions are changed, the Fund will give shareholders at least 60 days' written notice.

                        INVESTMENT ADVISORY ARRANGEMENTS

(See also "Management of the Fund" in the Fund's Prospectus)

The Killen Group, Inc. is the investment adviser (the "Adviser") to the Fund. Robert E. Killen is Chairman, Chief Executive Officer ("CEO") and sole shareholder of the Adviser. Edward A. Killen, II is Vice President and Secretary of the Adviser. Both Robert E. Killen and Edward A. Killen, II are Directors of the Adviser and Robert E. Killen is a Trustee of the Trust. In addition, Robert
E. Killen is President of the Trust.

The Adviser provides the Fund with investment management services. Under the Contract for Investment Advisory Services between the Trust, on behalf of the Fund, and the Adviser (the "Contract"), dated March 26, 1999, the Adviser provides the Fund with advice and recommendations with respect to investments, investment policies, the purchase and sale of securities and the management of the Fund's resources. In addition, employees of the Adviser administer the operation of the Fund. These employees prepare and maintain the accounts, books and records of the Fund, calculate the daily net asset value per share each day the New York Stock Exchange is open, prepare and file the documents required of the Fund under Federal and state laws and prepare all shareholder reports.

The Contract provides that it will continue in effect, after the initial two-year term of the Contract, from year to year if continuation is specifically approved annually by either a majority of the Board of Trustees or a vote of a majority of the outstanding voting securities of the Fund. Continuance of the Contract must also be approved annually by a majority of Trustees who are not parties to the Contract or interested persons of any such party cast in person at a meeting called for the purpose of voting on such approval. The Fund may terminate the Contract on sixty days' written notice to the Adviser, without payment of any penalty, provided such termination is authorized by the Board of Trustees or by a vote of a majority of the outstanding voting securities of the Fund. The Adviser may terminate the Contract on sixty days' written notice to the Fund without payment of any penalty. The Contract will be automatically and immediately terminated in the event of its assignment.

As compensation for its investment management services to the Fund under the Contract, the Adviser is entitled to receive monthly compensation at the annual rate of 1% of the average daily net assets of the Fund. The fee is computed daily by multiplying the net assets for a day by 1% and dividing the result by
365. At the end of the month, the daily fees are added and the resulting sum is paid to the Adviser.

TBF paid the Adviser  $843,125 in fees in 1998,  $947, 901 in 1997, and $976,110 in 1996.

                               EXPENSE LIMITATION

The Contract provides that the Adviser's fee payable by the Fund will be reduced in any fiscal year by any amount necessary to prevent Fund expenses and liabilities (excluding taxes, interest, brokerage commissions and extraordinary expenses, determined by the Fund or the Adviser, but inclusive of the Adviser's fee payable by the Fund) from exceeding 2% of the average daily net assets of the Fund. In any month that the Fund expenses and liabilities exceed 2%, the Adviser's fee will be reduced so that expenses and liabilities will be 2%. Although the Fund expects to maintain expenses within 2% of its average daily net assets, the Adviser will not be responsible for additional expenses exceeding its advisory fee payable by the Fund. Once the net assets of the Fund exceed $100 million, the expense limitation will be reduced to 1.5% of the average daily net assets of the Fund. The expense limitation has not reduced the Adviser's fee since 1985. In 1998, the Fund's ratio of total annual operating expenses to average net assets was 1.20%.


                              TRUSTEES AND OFFICERS

The Board of Trustees oversees the management of the business of the Trust and the Fund. The Board is elected initially by shareholders and thereafter Trustees are elected by the Board or the shareholders from time to time in accordance with the Trust's Agreement and Declaration of Trust and By-Laws. The Board of Trustees sets broad policies for the Fund and has responsibility for supervision of the operations of the Fund. The daily operations of the Fund are administered by employees of the Adviser under the Board's supervision.

The Trustees and executive officers of the Trust and their principal occupations for the past five years are set forth below:

Name, Age, Position                 Principal Occupation for the Past Five Year
and Address
*Robert E. Killen (57)              Director of Westmoreland Coal Co. (a mining company) since
President & Trustee                 July 1996.  Director and shareholder, Berwyn Financial Services
1199 Lancaster Avenue               Corp. ("BFS"), a financial services company (registered as a broker-dealer with
Berwyn, Pennsylvania                the SEC since December 1993 and a member of the National Association of
                                    Securities Dealers,  Inc. (the "NASD") since July 1994) since October 1991. President and
                                    Director  of the Berwyn  Income  Fund,  Inc. ("BIF"),  the  predecessor  of the Fund, and
                                    The  Berwyn   Fund,   Inc.   ("TBF")   (both registered  investment  companies managed by
                                    the  Adviser)  from  December  1986 to April, 1999 and from  February  1983 to April 1999,
                                    respectively.   Chairman,   Chief  Executive Officer and sole  shareholder of the Adviser
                                    (an  investment  advisory  firm) since April, 1996.  President,  Treasurer,  Director  and
                                    sole   shareholder   of  the  Adviser   from September 1982 to March 1996.

*Anthony N. Carrelli (50)           Director of BIF from December 1996 to April 1999 and TBF from January 1995 to
Trustee                             April 1999.  Vice President of the Adviser since August 1986.
1189 Lancaster Avenue
Berwyn, Pennsylvania

*Edward A. Killen, II (47)          Director, Secretary and shareholder of BFS since October 1991.  Director of BIF
Trustee                             from January 1995 to April 1999 and TBF from February 1983 to January 1995 and
1189 Lancaster Avenue               from March 1999 to April 1999.  Vice President, Secretary and Director of the
Berwyn, Pennsylvania                Adviser since February 1983.

Denis P.  Conlon  (51)              Director  of BIF and TBF from June  1992 to April  1999.
Trustee                             President and Chief Executive Officer of CRC  Industries (a worldwide
1282 Farm Road                      manufacturer)  since September  1996.  Vice President, Corporate
                                    Development,   Berwind  Corporation  (diversified  manufacturing  and  financial company) Berwyn, Pennsylvania from 1990 to September 1996.

Deborah D. Dorsi (43)               Director of BIF and TBF from April 1998 to April 1999.  Retired industry
Trustee                             executive since 1994.  Director Worldwide Customer Support, Kulick Soffa
1801 Stanbridge Street              Industries, Inc. (Semi Conductor Equipment Manufacturer) from 1993 to 1994.
Norristown, Pennsylvania            Corporate Account Manager for Kulick & Soffa Industries, Inc. prior to 1993.

Kevin P. Ryan (51)                  President,  Treasurer,  Director and shareholder of BFS since October 1991. Director of BIF from
Secretary and Treasuer              December 1986 to January 1995. Secretary and Treasurer of TBF from February 1983 to April and
1199 Lancaster Avenue               BIF from  December  1986 to April  1999. Director of TBF from February 1983 to March 1999. Legal counsel to the Adviser since September 1985.

* Robert E. Killen, Anthony N. Carrelli, Edward A. Killen, II and Kevin M. Ryan are "interested persons" of the Fund as defined in the Investment Company Act of 1940, as amended (the "1940 Act").  Consequently, Robert E. Killen, Anthony N. Carrelli, and Edward A.
Killen, II are the "Interested Trustees" of the Fund.

Robert E. Killen is an Officer, Director and sole shareholder of the Adviser. Robert E. Killen is also a Director of BFS, a registered broker-dealer, and owns one-third of its outstanding shares. Anthony N.
Carrelli is a Vice  President
of the Adviser. Edward A. Killen, II is an officer and Director of the Adviser.
He is also an officer, Director and the owner of one-third of the outstanding shares of BFS. Kevin M. Ryan is legal counsel to the Adviser and an officer, Director and owner of one-third of the outstanding shares of BFS. In addition, Robert E. Killen and Edward A. Killen, II are brothers and Kevin M. Ryan is brother-in-law to both. BFS serves as the distributor for the Fund's shares in certain jurisdictions.

Mr. Conlon and Ms. Dorsi are the Trustees of the Trust who are not "interested persons" of the Trust as defined in the 1940 Act (the "Independent Trustees") and are paid a fee of $800 for each Board or Committee meeting attended and are reimbursed for any travel expenses by the Trust. If a Board and Committee meetings are held on the same day, the Independent Trustees receive only one $800 fee for all meetings on the same day. The Trust has not adopted a pension or retirement plan or any other plan that would afford benefits to its Trustees.

The Trust estimates that the Trust will pay Ms. Dorsi and Mr. Conlon each $3,200 for the Trust's initial fiscal year ending December 31, 1999. The Trust is not a part of any fund complex.

Officers of the Trust are not paid compensation by the Trust or any fund complex for their work as officers and no fees are paid by the Trust or any fund complex to the Trustees that are not Independent Trustees for the performance of their duties. (See "Management of the Fund" in the Prospectus for a discussion of management responsibilities of the Board and officers.)


                              OWNERSHIP OF THE FUND

As of February 11, 1999, there are no shareholders of the Trust or the Fund. As of February 1, 1999, there were 3,554,799 shares of TBF, the predecessor of the Fund, outstanding. Charles Schwab & Co., 101 Montgomery Street, San Francisco, CA was the record owner of 12% of the outstanding shares. National Financial Services Corp., One World Financial Center, 200 Liberty Street, New York, NY was the record owner of 9% of the outstanding shares. The records of the Fund do not indicate that any individual owned more than 5% of the outstanding shares of the Fund. As of February 1, 1999, the Directors and officers of TBF as a group, owned beneficially and of record 338,297 shares of TBF. This amount constituted 9.5% of the outstanding shares of TBF.


                PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

Subject to policy established by the Trust's Board of Trustees, the Adviser is responsible for the Fund's portfolio decisions and the buying and selling of the Fund's portfolio securities. In executing such transactions, the Adviser seeks to obtain the best net results for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution and operational facilities and capabilities of the firm involved. While the Adviser generally seeks reasonably competitive commission rates, the Adviser is authorized to pay a broker a brokerage commission in excess of that which another broker might have charged for effecting the same transaction, in recognition of the value of brokerage and research services provided by the broker that effects the transaction.

The Adviser may select brokers who, in addition to meeting the primary requirements of execution and price, have furnished statistical or other factual information and services, which in the opinion of the Board, are reasonable and necessary to the decision making responsibilities of the Adviser for the Fund. The services provided by these brokerage firms may also be used in dealing with the portfolio transactions of the Adviser's other clients and not all such services may be used by the Adviser in connection with the Fund. Those services may include economic studies, industry studies, security analysis or reports, sales literature of the Fund's portfolio securities and statistical services furnished either directly to the Fund or to the Adviser. No effort is made in any given circumstance to determine the value of these materials or services or the amount by which they might have reduced expenses of the Adviser. The Fund considers giving brokerage business to brokers who have assisted in the distribution of shares of the Fund.

The Board has adopted procedures pursuant to Rule 17e-1 under the 1940 Act that permit portfolio transactions to be executed through affiliated brokers. In
1996, 1997, and 1998, BIF used an affiliated broker, BFS, pursuant to substantially the same procedures, and the Fund anticipates using BFS pursuant to its Rule 17e-1 procedures in its current fiscal year.

BFS is affiliated with the Fund because officers and Trustees of the Fund and the Adviser are officers, Directors and shareholders of BFS. In addition, BFS serves as the distributor for the Fund's shares in various jurisdictions pursuant to a written agreement.

In 1996,  1997 and 1998, TBF paid a total of $187,169, $115,779 and $109,726 in commissions to BFS, respectively. This figure represents 62%, 50% and 53% of the total commissions paid by TBF, respectively. The percentage of the Fund's aggregate dollar amount of transactions involving the payment of commissions effected through BFS was 77%, 74%, and 72%, respectively.

TBF paid brokerage Commissions of $207,140 in 1998, $231,239 in 1997, and $303,958 in 1996. The level of trading in 1998 was similar to the level in 1997.

The Adviser has other advisory clients which include individuals, trusts, pension and profit sharing funds, some of which have similar investment objectives to the Fund. As such, there will be times when the Adviser may recommend purchases and/or sales of the same portfolio securities for the Fund and its other clients. In such circumstances, it will be the policy of the Adviser to allocate purchases and sales as well as expenses incurred in the transactions among the Fund and its other clients in a manner which the Adviser deems equitable, taking into consideration such factors as size of account, concentration of holdings, investment objectives, tax status, cash availability, purchase cost, holding period and other pertinent factors relative to each account. Simultaneous transactions could adversely affect the ability of the Fund to obtain or dispose of the full amount of a security which it seeks to purchase or sell or the price at which such security can be purchased or sold.


                         COMPUTATION OF NET ASSET VALUE

(See also "Computation of Net Asset Value" in the Prospectus). The net asset value per share of the Fund is determined by dividing the total value of the Fund's investments and other assets, less any liabilities, by the total number of outstanding shares of the Fund. Net asset value per share is determined at the close of regular trading on the New York Stock Exchange (the "Exchange") (ordinarily 4:00 p.m. Eastern Time) on each day that the Exchange is open and is effective as of the time of computation.

                                 SHARE PURCHASES

(See also "Buying Shares" in the Prospectus)

The Fund offers shares for sale on a continuous basis. The Fund does not impose sales charge (load) on the purchase of the Fund's shares. The offering price of shares of the Fund is the net asset value per share next determined after receipt by the Transfer Agent or a broker authorized by the Fund to receive orders for the purchase of shares. The net asset value of shares can be expected to fluctuate daily.

The minimum initial investment is $3,000 per investor. This investment may be divided by a single investor among different investment accounts in the Fund that total $3,000 in the aggregate or between accounts in the Fund and the Berwyn Income Fund series of the Trust. Subsequent investments must be at least $250 per account. The minimum initial investment for Individual Retirement Accounts ("IRAs") is $1,000. The minimum is $250 for a spousal IRA. Subsequent investments in IRAs must be at least $250. There are no minimum requirements for pension and profit sharing plans or custodial accounts for minors.

The Fund reserves the right to reduce or waive the minimum purchase requirements in certain cases where subsequent and continuing purchases are contemplated.


                                   DISTRIBUTOR

BFS, a broker-dealer registered with the SEC and a member of the NASD, is the current distributor of the Fund's shares, pursuant to a selling agreement which became effective on [April 30], 1999 (the "Selling Agreement"). Under the Selling Agreement, BFS is the non-exclusive agent in certain jurisdictions for the Fund's continuous offering of shares. Shares of the Fund are offered to the public at net asset value, without the imposition of a sales load. The jurisdictions in which BFS is the distributor are Arizona, Arkansas, Florida, Maryland, North Dakota, Nebraska, Texas, Vermont and West Virginia.

The Selling Agreement provides that it will continue in effect from year to year only so long as such continuance is approved at least annually by the Trust's Board of Trustees and by the vote of a majority of the Trustees who are not parties to the agreement or interested persons of any such party by vote cast in person at a meeting called for the purpose of voting on such approval. The Selling Agreement will terminate automatically in the event of its assignment.

                              REDEMPTION OF SHARES

(See "Redemption of Shares" in the Prospectus).

The Fund will redeem all full and fractional shares of the Fund upon receipt of a written request in proper form. The redemption price is the net asset value per share next determined after receipt of proper notice of redemption. Shareholders liquidating their holdings will receive upon redemption all dividends reinvested through the date of redemption.


                         CALCULATION OF PERFORMANCE DATA

The average annual total returns of the Fund for one year, five years and ten years ended December 31, 1998 are listed below:

                         One Year:          -18.90%
                         Five Years:         7.65%
                         Ten Years:          10.01%

The one-year performance is for the period January 1, 1998 to December 31, 1998. The five-year period runs from January 1, 1994 to December 31, 1998 and the ten year-period runs from January 1, l988 to December 31, 1997. To obtain the performance listed above, the Fund computed its average total return for each period of time. The Fund made this calculation by first determining the total return for a period and then using an exponential function based upon the number of years involved to obtain an average.

The total return for a period is calculated by determining the redeemable value of a $1,000 initial investment made at the beginning of the period, with dividends and capital gains reinvested on the reinvestment date, on the last day of the period and dividing the value by $1,000. The average annual total return for the period is calculated by taking the total return for the period and determining the annual average by using an exponential function based upon the number of years and any fraction thereof in the period.

In addition to an average annual total return, the Fund calculates its total returns on a calendar year basis. Listed below are the Funds total returns for each calendar year from 1985 through 1998:

          January 1, 1985 - December 31, l985                   23.6%
          January 1, 1986 - December 31, l986                   14.6%
          January 1, 1987 - December 31, l987                    2.9%
          January 1, 1988 - December 31, l988                   21.6%
          January 1, 1989 - December 31, l989                   16.5%
          January 1, 1990 - December 31, 1990                  -23.9%
          January 1, 1991 - December 31, 1991                   43.7%
          January 1, 1992 - December 31, 1992                   20.6%
          January 1, 1993 - December 31, 1993                   22.9%
          January 1, 1994 - December 31, 1994                    3.9%
          January 1, 1995 - December 31, 1995                   19.2%
          January 1, 1996 - December 31, 1996                   14.4%
          January 1, 1997 - December 31, 1997                   26.1%
          January 1, 1998 - December 31, 1998                  -18.90%

The Fund calculates the total return for a calendar year by determining the redeemable value of $1,000 investment made at the beginning of the year with dividends and capital gains reinvested on the reinvestment date, on last day of the year and dividing that value by $1,000.

Annual average total return and the total returns for calendar year are based on historical performance and are not intended as an indication of future performance.

                               GENERAL INFORMATION

History and Capital Structure

The Fund is a series of shares of The Berwyn Funds, a Delaware business trust formed under the laws of the State of Delaware on February 4, 1999. The Fund is the successor to TBF, a corporation organized under the laws of the Commonwealth of Pennsylvania in February, 1983, which was a no-load, diversified, open-end management investment company. In a reorganization approved by vote of the shareholders of TBF and accomplished on April 30, 1999, all the assets and liabilities of TBF were transferred to the Fund and the shareholders of TBF became the shareholders of the Fund. Thereafter the Fund has carried on the business of TBF.

The Fund has authorized an unlimited number of shares of beneficial interest, without par value per share. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Fund. All shares issued are fully paid and nonassessable. Fund shares do not have cumulative voting rights.

Custodian

PNC Bank, 400 Bellevue Parkway, Suite 108, Wilmington, DE 19809 is the custodian for the Fund. The custodian holds all securities and cash owned by the Fund and collects all dividends and interest due on the securities.

Independent Accountants

PricewaterhouseCoopers LLP, 30 South 17th Street, Philadelphia, Pennsylvania, has been selected as the independent accountants for the Fund by the Board of Trustees. PricewaterhouseCoopers LLP performs an annual audit of the financial statements of the Fund.

Litigation

The Fund is not involved in any litigation or other legal proceedings.


                             DISTRIBUTION AND TAXES

Distributions of Net Investment Income

The Fund receives income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. Any distributions by the Fund from such income will be taxable to you as ordinary income, whether you take them in cash or in additional shares.

Distributions of Capital Gains

The Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions from net short-term capital gains will be taxable to you as ordinary income. Distributions from net long-term capital gains will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net capital gains realized by the Fund generally will be distributed once each year, and may be distributed more frequently, if necessary, in order to reduce or eliminate excise or income taxes on the Fund.

Information on the Tax Character of Distributions

The Fund will inform you of the amount of your ordinary income dividends and capital gains distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

Election to Be Taxed as a Regulated Investment Company

The Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code, has qualified as such for its most recent fiscal year, and intends to so qualify during the current fiscal year. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. In such case, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary dividend income to the extent of the Fund's earnings and profits.

Excise Tax Distribution Requirements

To avoid federal excise taxes, the Internal Revenue Code requires the Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve month period ending October 31; and 100% of any undistributed amounts from the prior year. The Fund intends to declare and pay these amounts in December (or in January, which you treat as received in December) to avoid these excise taxes, but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Redemption of Fund Shares

Redemptions and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, or exchange your Fund shares for shares of the Berwyn Income Fund, the Rodney Square Fund or the Rodney Square Tax-Exempt Fund, the IRS will require that you report a gain or loss on your redemption or exchange. If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will belong-term or short-term, generally depending on how long you hold your shares. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares.

All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

U.S. Government Obligations

Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by the Fund. Investments in Government National Mortgage Association or Federal National Mortgage Association securities, bankers` acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Investment in Complex Securities

The Fund may investment in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund's ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Fund.


                              FINANCIAL STATEMENTS

TBF's audited financial statements and notes thereto for the year ended December 31, 1998 and the report of PricewaterhouseCoopers LLP, TBF's independent accountants, on such financial statements (the "Report") are included in TBF's 1998 Annual Report to Shareholders (the "Annual Report") and incorporated by reference in this SAI by amendment to the Trust's registration statement. A copy of the Annual Report accompanies this SAI and an investor may obtain a copy of the Annual Report by writing to the Fund or calling (800) 992-6757.

                                   APPENDIX A

                  DEFINITIONS OF STANDARD & POOR'S BOND RATINGS

Standard & Poor's Ratings Group gives ratings to bonds that range from AAA to D. Definitions of these ratings are set forth below. The Fund may invest in bonds with any of these ratings.

AAA Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A Debt rated A has a strong capacity to pay interest and principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B,
CCC, CC Debt rated BB, B, CCC and CC is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree to speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C The rating C is reserved for income bonds on which no interest is being paid.


D Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

                                   APPENDIX B

                              MOODY'S BOND RATINGS


Moody's Investor's Service, Inc. gives
ratings to bonds that range from Aaa to D.
Definitions of these ratings are set forth below. The Fund may invest in bonds with any of these ratings.

Aaa - These bonds are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.

Aa - These bonds are judged to be of high quality by all standards. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - These are bonds which possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - These bonds are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba      - These are bonds  judged to have  speculative  elements;  their  future
        cannot  be  considered  as  well   assured.   Uncertainty   of  position
        characterizes bonds in this class.

B - These bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - These are bonds of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca      - These bonds  represent  obligations  which are  speculative  in a high
        degree.   Such  issues  are  often  in  default  or  have  other  market shortcomings.


C - These are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                                     PART C

Item 23. Exhibits

         (a)(1) Agreement and Declaration of Trust is incorporated by reference.

         (a)(2)   Certificate of Trust is incorporated by reference.

         (b)      By-Laws are incorporated by reference.

         (c)      Not applicable.

         (d)(1) Form of Contract for Investment Advisory Services for the Berwyn Fund series is incorporated by reference.

         (d)(2) Form of Contract for Investment Advisory Services for the Berwyn Income Fund series is incorporated by reference.

         (e) Form of Selling Agreement between the Fund and Berwyn Financial Services Corp. is incorporated by reference.

         (f)      Not applicable.

         (g) Form of Custodian Services Agreement between the Fund and PNC Trust Company is included herein as Exhibit EX-99.B8.
=
         (h)      Form of  Transfer  Agency Services  Agreement between the
                  Fund and PFPC  Inc. is included herein as Exhibit EX-99.B9.

         (i) Opinion and consent of counsel is included herein as Exhibit EX-99.B10.

         (j)      Consent  of  PricewaterhouseCoopers   LLP is included herein
                  as Exhibit EX-99.B11.

         (k)      Not applicable.

         (l)      Not applicable.

         (m)      Not applicable.

         (n)(1) Financial Data Schedule for the Berwyn Income Fund series is included herein as Exhibit EX-27.1.

         (n)(2) Financial Data Schedule for Berwyn Fund series is included herein as Exhibit EX-27.2.

         (o)      Not applicable.

         (p)(1) Power of Attorney for Robert E. Killen is incorporated by reference.

         (p)(2) Power of Attorney for Edward A. Killen, II, Anthony N. Carrelli, Deborah D. Dorsi, Denis P. Conlon and the Fund is incorporated by reference.

Item 24. Persons Controlled by or Under Common Control with the Fund.

The Fund is not under common control with any person and does not control directly or indirectly any person.


Item 25. Indemnification.

Article VII,  Section 2 of the Fund's  Agreement  and  Declaration  of Trust and
Article VI of the By-Laws set forth the rules on indemnification of officers and Trustees. Article VII, Section 2 of the Agreement and Declaration of Trust provides:

         (a) To the fullest extent that limitations on the liability of Trustees and officers are permitted by the DBTA, the officers and Trustees shall not be responsible or liable in any event for any act or omission of any agent, employee, Investment Adviser or Principal Underwriter of the Trust; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively. The Trust, out of the Trust Property, shall indemnify and hold harmless each and every officer and Trustee from and against any and all claims and demands whatsoever arising out of or related to such officer's or Trustee's performance of his or her duties as an officer or Trustee of the Trust. This limitation on liability applies to events occurring at the time a Person serves as a Trustee or officer of the Trust whether or not such Person is a Trustee or officer at the time of any proceeding in which liability is asserted. Nothing herein contained shall indemnify, hold harmless or protect any officer or Trustee from or against any liability to the Trust or any Shareholder to which such Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Person's office.

         (b) Every note, bond, contract, instrument, certificate or undertaking and every other act or document whatsoever issued, executed or done by or on behalf of the Trust, the officers or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in such Person's capacity as Trustee and/or as officer, and such Trustee or officer, as applicable, shall not be personally liable therefore, except as described in the last sentence of the first paragraph of this Section 2 of this Article VII.

Article VI, Section 2 of the By-Laws provides:

         ACTIONS OTHER THAN BY TRUST. The Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of the Trust) by reason of the fact that such person is or was an agent of the Trust, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding if such person acted in good faith and in a manner that such person reasonably believed to be in the best interests of the Trust and in the case of a criminal proceeding, had no reasonable cause to believe the conduct of such person was unlawful. The termination of any proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not of itself create a presumption that the person did not act in good faith or in a manner which the person reasonably believed to be in the best interests of the Trust or that the person had reasonable cause to believe that the person's conduct was unlawful.

Article VI, Section 3 of the By-Laws provides:

         ACTIONS BY TRUST. The Trust shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action by or in the right of the Trust to procure a judgment in its favor by reason of the fact that the person is or was an agent of the Trust, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of that action if that person acted in good faith, in a manner that person believed to be in the best interests of the Trust and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

Article VI, Section 4 of the By-Laws provides:

         EXCLUSION OF INDEMNIFICATION. Notwithstanding any provision to the contrary contained herein, there shall be no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the agent's office with the Trust.

Item 26. Business and Other Connections of the Investment Adviser.

Robert E.  Killen,  President  and a Trustee of the Fund,  is Chairman and Chief
Executive Officer of The Killen Group, Inc., the investment adviser (the "Adviser") to the Fund. He is a Director and Shareholder of Berwyn Financial Services Corp. ("BFS"), a registered broker-dealer.

Edward A. Killen, II is Vice President and a Director of the Adviser. He is also a Director, officer and shareholder of BFS.

For information as to any other business, profession, vocation or employment of a substantial nature in which each Director or officer of the Adviser is or has been engaged for his own account or in the capacity of Director, officer, employee, partner or trustee within the last two fiscal years of the Fund, reference is made to the Adviser's Form ADV (File #801-18770) currently on file with the U.S. Securities and Exchange Commission as required by the Investment Advisers Act of 1940, as amended.

Item 27. Principal Underwriters.

(a)      None.

(b)
Name & Principal           Position & Offices         Positions & Offices
Business Address           with BFS                   with the Fund
Robert E. Killen           Director                   President and Trustee
1199 Lancaster Avenue
Berwyn, PA  19132

Edward A. Killen, II       Secretary and Director     Trustee
1189 Lancaster Avenue
Berwyn, PA  19132

Kevin M. Ryan              President, Treasurer       Secretary and Treasurer
1199 Lancaster Avenue      and Director
Berwyn, PA  19132


Item 28. Location of Accounts and Records

Accounts,  books and other  documents  that are required to be maintained  under
Section 31(a) of the Investment Company Act of 1940, as amended, and the regulations thereunder are maintained as follows:

1) Journals detailing the purchase and sale of securities, the receipt and delivery of securities, receipt and disbursement of cash and all other debits and credits will be in the physical possession of Kevin M. Ryan at 1189 Lancaster Avenue, Berwyn, PA 19312.

2) Ledgers reflecting all asset, liability, reserve, capital, income and expense accounts as well as ledgers containing the information required for each portfolio security, for each broker-dealer, bank or other person through whom transactions in portfolio securities are effected and for each shareholder of record in the investment company will be maintained in the physical possession of Kevin M. Ryan, 1189 Lancaster Avenue, Berwyn, PA 19312.

3) The Agreement and Declaration of Trust, the By-Laws, the minutes of shareholders and Trustees' meetings will be maintained under the control of Kevin M. Ryan, 1189 Lancaster Avenue, Berwyn, PA 19312.

4) A record of all brokerage orders and a record of all portfolio purchases and sales will be maintained under the control of Kevin M. Ryan, 1189 Lancaster Avenue, Berwyn, PA 19312.

5) Monthly trial balances for all ledger accounts, a quarterly record of broker commissions, a record identifying persons authorizing the purchase or sale of portfolio securities and files of all advisory material received from the Adviser will be under the control of Kevin M. Ryan, 1189 Lancaster Avenue, Berwyn, PA 19312.

6) Records required to be maintained by the Adviser will be under the control of Robert E. Killen, 1189 Lancaster Avenue, Berwyn, PA 19312.


Item 29. Management Services.

         None.


Item 30. Undertakings.

The Fund has placed information required by Item 5 of the Form N-1A in the latest annual report to shareholders and undertakes to furnish each person to whom a prospectus is delivered with a copy of the Fund's latest annual report to shareholders upon request and without charge.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Berwyn, and the Commonwealth of Pennsylvania on the 22nd day of April, 1999.

                                THE BERWYN FUNDS

                            By: /S/ ROBERT E. KILLEN
                                Robert E. Killen, President


Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

Signature              Title                               Date


/S/ ROBERT E. KILLEN   President and Trustee              April 22, 1999
ROBERT E. KILLEN        (chief executive officer)


/S/ KEVIN M. RYAN      Treasurer (chief financial officer) April 22, 1999
KEVIN M. RYAN


/S/ ANTHONY N. CARRELLI*   Trustee                         April 22, 1999
ANTHONY N. CARRELLI

/S/ DENIS P. CONLON*       Trustee                         April 22, 1999
DENIS P. CONLON


/S/ DEBORAH D. DORSI*      Trustee                         April 22, 1999
DEBORAH D. DORSI


/S/ EDWARD A. KILLEN, II*  Trustee                         April 22, 1999
EDWARD A. KILLEN, II

*    By /S/ KEVIN M. RYAN
         Kevin M. Ryan, as attorney-in-fact for such person, pursuant to a Power of Attorney filed herewith with the U.S. Securities and Exchange Commission.

                                  EXHIBIT INDEX

EDGAR EXHIBIT                                                  FORM N-1A EXHIBIT
NUMBER                                                         NUMBER
EX-99.B8            Form of Custodian  Services Agreement
                    between the Fund and PNC Trust                23(g)

EX-99.B9            Form of  Transfer  Agency Services
                    Agreement between the Fund and PFPC
                    Inc.                                          23(h)

EX-99.B10           Opinion and consent of counsel                23(i)

EX-99.B11.          Consent of PricewaterhouseCoopers LLP         23(j)

EX-27.1             Financial Data Schedule of The Berwyn
                    Income Fund series                            23(n)(1)

EX-27.2             Financial Data Schedule of The Berwyn
                    Fund series                                   23(n)(2)